UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                   Date of fiscal year end: September 30, 2009

                   Date of reporting period: December 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

ASIA PACIFIC FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
COMMON STOCKS: 87.39%
AUSTRALIA: 6.41%
    129,000  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                EXCEPT FUELS)                                                                                        $    2,740,497
    636,000  KINGSGATE CONSOLIDATED LIMITED (METAL MINING)                                                                1,580,966
  1,080,000  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                EXCEPT FUELS)                                                                                             2,328,201
     65,300  RIO TINTO LIMITED (METAL MINING)                                                                             1,749,894
    562,600  SINO GOLD MINING LIMITED (COAL MINING)+                                                                      1,979,247
  1,420,000  STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                EXCEPT FUELS)                                                                                               908,114
  2,366,400  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 6,334,937
                                                                                                                         17,621,856
                                                                                                                     --------------

CANADA: 1.00%
    345,000  SINO-FOREST CORPORATION (FORESTRY)+                                                                          2,758,323
                                                                                                                     --------------

CAYMAN ISLANDS: 0.57%
     28,400  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED (EDUCATIONAL
                SERVICES)+                                                                                                1,559,444
                                                                                                                     --------------

CHINA: 8.08%
  3,600,000  AIR CHINA (TRANSPORTATION BY AIR)                                                                            1,129,838
    458,000  ANHUI CONCH CEMENT COMPANY LIMITED (ENGINEERING CONSTRUCTION)                                                2,130,057
  1,534,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H
                (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                           777,298
  5,136,000  CHINA OILFIELD SERVICES LIMITED CLASS H (OIL & GAS EXTRACTION)                                               4,193,162
  6,250,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                             3,841,647
  3,923,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY
                INSTITUTIONS)                                                                                             2,082,787
    111,200  LDK SOLAR COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                 1,458,944
  5,183,500  SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        2,367,671
    150,700  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (FOOD & KINDRED PRODUCTS)+                                        1,763,190
  4,070,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H (METAL MINING)                                                    2,497,092
                                                                                                                         22,241,686
                                                                                                                     --------------

HONG KONG: 12.29%
  8,929,000  BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                              2,460,165
    847,000  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT
                OFFICES)                                                                                                  3,468,165
 12,500,000  CHAMPION REIT (REAL ESTATE)                                                                                  3,372,077
  3,326,000  CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                           4,134,640
    389,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                            3,946,839
 18,900,000  CHINA RARE EARTH HOLDINGS LIMITED (DIVERSIFIED OPERATIONS)                                                   2,112,097
  3,633,100  FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       1,268,390
 10,828,600  NAGACORP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        1,502,256
  1,998,800  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 1,431,664
  6,102,423  QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING &
                ALLIED INDUSTRIES)                                                                                        1,371,622
  1,390,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT
                OFFICES)                                                                                                  3,203,731
  7,170,000  SINOFERT HONG KONG HOLDING LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             3,497,275
  4,348,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                     1,463,523
  1,271,300  VITASOY INTERNATIONAL HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                               567,143
                                                                                                                         33,799,587
                                                                                                                     --------------

INDIA: 3.96%
    243,350  EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                     1,426,826
     64,000  EDUCOMP SOLUTIONS LIMITED (EDUCATIONAL SERVICES)                                                             3,181,864
     73,000  MARICO LIMITED (GENERAL MERCHANDISE STORES)                                                                     83,638
     44,200  NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                               1,324,956
    250,000  PANTALOON RETAIL INDIA LIMITED (PERSONAL SERVICES)                                                           1,122,989

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

ASIA PACIFIC FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
INDIA (continued)
     25,000  PANTALOON RETAIL INDUSTRIAL CLASS B (GENERAL MERCHANDISE STORES) (A)                                    $        2,463
    297,100  TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                1,332,548
    840,000  ZEE ENTERTAINMENT ENTERPRISES LIMITED (MOTION PICTURES)                                                      2,423,408
                                                                                                                         10,898,692
                                                                                                                     --------------

JAPAN: 15.09%
    229,900  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     2,932,723
    275,000  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                   3,895,117
    221,000  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        1,389,018
        850  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)(A)                                                             2,503,360
      9,000  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    3,439,365
      2,400  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS) (A)                                               12,661,701
    220,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         1,356,243
    200,600  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                     1,670,261
     78,300  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                              6,428,382
    660,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              2,262,510
        750  UNITED URBAN INVESTMENT CORPORATION (REAL ESTATE)                                                            2,965,597
                                                                                                                         41,504,277
                                                                                                                     --------------

MALAYSIA: 2.57%
  5,645,800  AIRASIA BHD (TRANSPORTATION BY AIR)+                                                                         1,415,588
  1,780,000  SIME DARBY BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                       2,687,588
  1,640,300  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                                   2,974,960
                                                                                                                          7,078,136
                                                                                                                     --------------

NEW ZEALAND: 2.11%
  4,393,980  AIR NEW ZEALAND LIMITED (TRANSPORTATION BY AIR)                                                              2,468,881
    780,625  CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                                         1,350,081
  1,080,500  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS &
                OTHER LODGE PLACES)                                                                                       1,976,810
                                                                                                                          5,795,772
                                                                                                                     --------------

PHILIPPINES: 3.54%
 27,499,800  ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING
                INDUSTRIES)+                                                                                              1,031,275
    137,700  GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                                  2,245,199
 12,600,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                               3,600,432
 43,337,500  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                      1,806,436
 47,625,000  VISTA LAND & LIFESCAPES INCORPORATED (DEPOSITORY INSTITUTIONS)                                               1,053,276
                                                                                                                          9,736,618
                                                                                                                     --------------

SINGAPORE: 15.28%
  6,598,000  ASCOTT RESIDENCE TRUST (REAL ESTATE)                                                                         2,674,408
  2,593,000  BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER
                LODGE PLACES)                                                                                               772,040
  5,456,000  CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                         3,431,711
    691,000  CAPITALAND LIMITED (REAL ESTATE) <<                                                                          1,507,714
  5,280,000  CDL HOSPITALITY TRUSTS (REAL ESTATE)                                                                         2,694,700
  1,432,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  1,450,606
    283,800  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,671,690
  1,230,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            2,543,135
  2,060,000  HYFLUX LIMITED (BUSINESS SERVICES)                                                                           2,575,789
    173,255  JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,808,838
    545,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               1,654,670
  1,600,000  KS ENERGY SERVICES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                1,107,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

ASIA PACIFIC FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
SINGAPORE (continued)
  2,400,000  OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                      $    1,934,732
  1,550,667  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   1,343,873
  5,669,600  RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                                 2,245,555
  2,048,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           2,413,823
  1,014,000  SIA ENGINEERING COMPANY (BUSINESS SERVICES)                                                                  1,416,498
  2,717,800  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                             1,503,774
  1,768,000  STARHUB LIMITED (COMMUNICATIONS)                                                                             2,388,503
  2,758,000  SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          1,371,046
    914,000  UOL GROUP LIMITED (REAL ESTATE)                                                                              1,422,556
  1,071,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)+                                                      2,098,457
                                                                                                                         42,032,043
                                                                                                                     --------------

SOUTH KOREA: 6.15%
     79,620  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                         1,856,287
     46,800  KT&G CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                         2,960,268
    552,500  LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   4,397,374
    109,400  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                                 2,603,100
     30,700  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                                  5,102,861
                                                                                                                         16,919,890
                                                                                                                     --------------

TAIWAN: 3.31%
  1,957,100  AMBASSADOR HOTEL THE (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                PLACES)                                                                                                   2,033,847
  6,378,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                             1,470,773
  4,332,000  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                DEALERS, EXCHANGES & SERVICES)                                                                            1,972,392
  4,087,413  PRESIDENT SECURITIES CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                     1,412,775
    898,000  SINCERE NAVIGATION CORPORATION (WATER TRANSPORTATION)                                                          827,878
  1,010,587  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                          1,378,926
                                                                                                                          9,096,591
                                                                                                                     --------------

THAILAND: 4.48%
  1,541,700  AIRPORTS OF THAILAND PCL (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
                & RELATED SERVICES)                                                                                         805,819
  3,170,000  BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                                    1,953,541
  1,770,000  ELECTRICITY GENERATING PCL (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    3,767,802
 10,156,100  MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                            2,054,245
  6,383,800  MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                CAMPS & OTHER LODGE PLACES)                                                                               1,469,680
  7,135,000  PRECIOUS SHIPPING PCL (FOREIGN REGISTERED) (WATER TRANSPORTATION)                                            2,270,603
                                                                                                                         12,321,690
                                                                                                                     --------------

UNITED KINGDOM: 1.53%
  3,329,942  ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+(I)                                             716,694
  5,946,708  GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             3,486,329
  1,921,582  MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(A)(I)                                                                    0
                                                                                                                          4,203,023
                                                                                                                     --------------

VIETNAM: 1.02%

    680,000  SAIGON SECURITIES INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     1,127,314
  2,700,000  VIETNAM PROPERTY FUND LIMITED (MUTUAL FUNDS)+                                                                1,687,500
                                                                                                                          2,814,814
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $364,969,309)                                                                                 240,382,442
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

ASIA PACIFIC FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENT COMPANIES: 4.82%
  4,400,600  ISHARES ASIA TRUST - ISHARES FTSE/XINHUA A50 CHINA TRACKER                                              $    4,746,847
    752,800  ISHARES MSCI JAPAN INDEX FUND                                                                                7,226,880
    169,100  ISHARES MSCI TAIWAN INDEX FUND                                                                               1,283,469
TOTAL INVESTMENT COMPANIES (COST $14,026,291)                                                                            13,257,196
                                                                                                                     --------------

RIGHTS: 0.10%
    141,900  DBS GROUP HOLIDINGS LIMITED RIGHTS+(A)                                                                         295,471
TOTAL RIGHTS (COST $0)                                                                                                      295,471
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING: 0.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
    690,000  BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                                                        690,000
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $709,649)                                                                     690,000
                                                                                                                     --------------

SHORT-TERM INVESTMENTS: 1.47%
  4,038,643  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 4,038,643
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,038,643)                                                                            4,038,643
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $383,743,892)*                                                                    94.03%                    $  258,663,752
OTHER ASSETS AND LIABILITIES, NET                                                           5.97                         16,410,286
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  275,074,038
                                                                                          ------                     --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,038,643.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                ---------------
COMMON STOCKS: 84.20%
AUSTRALIA: 1.29%
    309,666  SINO GOLD MINING LIMITED (COAL MINING)+                                                                 $     1,089,416
    470,000  STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                EXCEPT FUELS)                                                                                                300,573
                                                                                                                           1,389,989
                                                                                                                     ---------------
BERMUDA: 0.57%
     12,200  CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                                     609,512
                                                                                                                     ---------------
BRAZIL: 8.32%
    340,800  AES TIETE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              2,170,189
    112,700  MARFRIG FRIGORIFICOS E COMERCIO DE ALIMENTOS SA (BUSINESS SERVICES)+                                            362,457
    378,700  MINERVA SA (FOOD STORES)+                                                                                       300,427
     63,900  MRV ENGENHARIA E PARTICIPACOES SA (BUILDING CONSTRUCTION-GENERAL
                CONTRACTORS & OPERATIVE BUILDERS)+                                                                           268,533
     73,400  PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)<<                                                          1,498,094
     49,100  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                                    1,202,459
    149,500  SLC AGRICOLA SA (AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL
                SPECIALIZED)+                                                                                                897,513
    198,300  TRACTEBEL ENERGIA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,577,386
     58,600  USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                               666,412
                                                                                                                           8,943,470
                                                                                                                     ---------------
CAYMAN ISLANDS: 1.46%
     40,000  CTRIP.COM INTERNATIONAL LIMITED ADR (BUSINESS SERVICES)                                                         952,000
     11,300  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED (EDUCATIONAL
                SERVICES)+                                                                                                   620,483
                                                                                                                           1,572,483
                                                                                                                     ---------------
CHILE: 1.97%
  2,791,000  AGUAS ANDINAS SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                                                    757,698
 25,832,200  BANCO DE CHILE (DEPOSITORY INSTITUTIONS)                                                                      1,357,989
                                                                                                                           2,115,687
                                                                                                                     ---------------
CHINA: 8.46%
  1,453,900  AIR CHINA (TRANSPORTATION BY AIR)                                                                               456,298
    235,000  ANHUI CONCH CEMENT COMPANY LIMITED (ENGINEERING CONSTRUCTION)                                                 1,092,933
  1,192,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H
                (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                            604,002
    846,000  CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)                                               534,695
  1,676,000  CHINA OILFIELD SERVICES LIMITED CLASS H (OIL & GAS EXTRACTION)                                                1,368,329
  2,520,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                              1,548,952
  1,202,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY
                INSTITUTIONS)                                                                                                638,162
     90,000  LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)+                                               1,360,800
  2,013,000  SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                           919,479
     48,900  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR (FOOD & KINDRED PRODUCTS)+                                           572,130
                                                                                                                           9,095,780
                                                                                                                     ---------------
CZECH REPUBLIC: 1.43%
     67,000  TELEFONICA O2 CZECH REPUBLIC AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   1,541,672
                                                                                                                     ---------------
EGYPT: 1.24%
     52,300  ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                      1,331,438
      1,636  TELECOM EGYPT (COMMUNICATIONS)                                                                                    4,835
                                                                                                                           1,336,273
                                                                                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                ---------------
HONG KONG: 10.10%
  6,275,000  BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                         $     1,728,921
    347,400  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT
                OFFICES)                                                                                                   1,422,480
    272,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                             2,764,817
  1,484,600  FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          518,305
  5,700,000  KINGDEE INTERNATIONAL SOFTWARE GROUP COMPANY LIMITED (INDUSTRIAL &
                COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                                   593,099
    603,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT
                OFFICES)                                                                                                   1,389,820
  1,508,000  SINOFERT HONG KONG HOLDING LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                735,550
  3,372,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                      1,135,005
  2,120,000  UNITED LABORATORIES LIMITED (HEALTH SERVICES)                                                                   563,334
                                                                                                                          10,851,331
                                                                                                                     ---------------
INDIA: 2.85%
    110,136  EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                        645,757
     20,000  EDUCOMP SOLUTIONS LIMITED (EDUCATIONAL SERVICES)                                                                994,332
     26,200  NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                                  785,381
    220,000  ZEE ENTERTAINMENT ENTERPRISES LIMITED (MOTION PICTURES)                                                         634,702
                                                                                                                           3,060,172
                                                                                                                     ---------------
ISRAEL: 3.97%
  1,200,000  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                                          1,972,802
     53,900  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                               2,294,523
                                                                                                                           4,267,325
                                                                                                                     ---------------
LUXEMBOURG: 0.41%
     20,800  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
                & TRANSPORTATION EQUIPMENT)                                                                                  436,384
                                                                                                                     ---------------
MALAYSIA: 1.73%
    650,000  SIME DARBY BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                          981,423
    484,700  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                                      879,085
                                                                                                                           1,860,508
                                                                                                                     ---------------
MEXICO: 6.01%
    578,600  EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-
                GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                                                                   954,689
    337,500  GRUPO BIMBO SAB DE CV (FOOD & KINDRED PRODUCTS) <<                                                            1,420,822
    320,500  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                               1,018,305
    158,500  INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                               1,945,698
    280,000  KIMBERLY CLARK DE MEXICO SA CLASS A (PAPER & ALLIED PRODUCTS)                                                   930,065
    258,900  PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED
                INDUSTRIES)+(A)                                                                                              193,495
                                                                                                                           6,463,074
                                                                                                                     ---------------
NORWAY: 0.35%
    310,400  COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                                     377,688
                                                                                                                     ---------------
PANAMA: 0.40%
     14,000  COPA HOLDINGS SA (TRANSPORTATION BY AIR)                                                                        424,480
                                                                                                                     ---------------
PHILIPPINES: 3.93%
 21,843,000  ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING
                INDUSTRIES)+                                                                                                 819,138
     70,190  GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                                   1,144,448
  5,508,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                                1,573,903
 16,382,000  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                         682,850
                                                                                                                           4,220,339
                                                                                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                ---------------
POLAND: 0.73%
    120,000  TELEKOMUNIKACJA POLSKA SA (COMMUNICATIONS)                                                              $       779,390
                                                                                                                     ---------------
RUSSIA: 3.67%
    103,400  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                            1,473,450
     25,000  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                              356,250
     66,650  PHARMSTANDARD GDR (HEALTH SERVICES)+                                                                            706,490
    207,000  ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   782,739
     87,500  VIMPEL COMMUNICATIONS ADR (COMMUNICATIONS)                                                                      626,500
                                                                                                                           3,945,429
                                                                                                                     ---------------
SAUDI ARABIA: 1.88%
     44,300  IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                                 652,860
    744,600  NEW CLICKS HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                            1,364,636
                                                                                                                           2,017,496
                                                                                                                     ---------------
SINGAPORE: 0.79%
  2,156,000  RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                                    853,926
                                                                                                                     ---------------
SOUTH AFRICA: 5.66%
    173,000  MTN GROUP LIMITED (COMMUNICATIONS)                                                                            2,039,696
    174,200  MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          910,846
     37,700  SASOL LIMITED (COAL MINING)                                                                                   1,146,522
    219,500  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,980,460
                                                                                                                           6,077,524
                                                                                                                     ---------------
SOUTH KOREA: 5.69%
      8,330  DONGWON INDUSTRIES COMPANY LIMITED (TRANSPORTATION BY AIR)                                                      613,110
      6,548  HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                                         869,434
     10,000  HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                           511,741
     21,000  KB FINANCIAL GROUP INCORPORATED (UTILITY - ELECTRIC)+                                                           561,867
     32,740  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                            763,311
     32,900  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                                    782,834
     12,100  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                                   2,011,226
                                                                                                                           6,113,523
                                                                                                                     ---------------
TAIWAN: 7.21%
  1,620,100  AMBASSADOR HOTEL THE (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                PLACES)                                                                                                    1,683,632
    747,400  CTCI CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                SERVICES)                                                                                                    519,614
  2,204,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                                508,244
  2,456,740  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                DEALERS, EXCHANGES & SERVICES)                                                                             1,118,572
  1,649,982  POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                FABRICS & SIMILAR MATERIALS)                                                                                 741,482
  2,714,724  PRESIDENT SECURITIES CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                        938,318
    550,100  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR FREIGHT
                TRANSPORTATION & WAREHOUSING)                                                                                573,676
    812,074  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                           1,108,059
  1,800,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                           557,921
                                                                                                                           7,749,518
                                                                                                                     ---------------
THAILAND: 3.46%
    240,000  BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                                      486,139
  1,748,000  BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                                     1,077,221
  4,167,300  MAJOR CINEPLEX GROUP PCL (FOREIGN REGISTERED) (BUSINESS SERVICES)                                               842,908
  3,530,000  MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                CAMPS & OTHER LODGE PLACES)                                                                                  812,678

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                ---------------
THAILAND (continued)
  1,562,300  PRECIOUS SHIPPING PCL (WATER TRANSPORTATION)                                                            $       497,178
                                                                                                                           3,716,124
                                                                                                                     ---------------
TURKEY: 0.62%
    389,030  TURKIYE GARANTI BANKASI AS (DEPOSITORY INSTITUTIONS)                                                            669,626
                                                                                                                     ---------------
TOTAL COMMON STOCKS (COST $151,020,302)                                                                                   90,488,723
                                                                                                                     ---------------
INVESTMENT COMPANIES: 1.98%
  1,973,700  ISHARES ASIA TRUST - ISHARES FTSE/XINHUA A50 CHINA TRACKER                                                    2,128,994
TOTAL INVESTMENT COMPANIES (COST $2,957,903)                                                                               2,128,994
                                                                                                                     ---------------
PREFERRED STOCKS: 4.22%
    119,200  BANCO BRADESCO SA PREFERRED                                                                                   1,154,686
    145,700  BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                                    1,630,690
    170,700  COMPANHIA VALE DO RIO DOCE PREFERRED                                                                          1,748,723
TOTAL PREFERRED STOCKS (COST $8,739,179)                                                                                   4,534,099
                                                                                                                     ---------------
COLLATERAL FOR SECURITIES LENDING: 2.17%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.13%
    940,000  BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                                                         940,000
     68,437  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                     68,437
     68,437  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                                 68,437
     68,437  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                       68,437
     68,437  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                            68,437
                                                                                                                           1,213,748
                                                                                                                     ---------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.04%
     25,038  AMSTEL FUNDING CORPORATION++                                                  1.70%        01/13/2009            25,024
     20,865  ANTALIS US FUNDING CORPORATION++                                              1.20         01/15/2009            20,855
      5,350  ANTALIS US FUNDING CORPORATION++                                              1.30         01/12/2009             5,348
    117,678  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $117,679)                                0.08         01/02/2009           117,678
      6,677  BANK OF IRELAND                                                               0.15         01/02/2009             6,677
     25,038  BARTON CAPITAL CORPORATION++                                                  0.25         01/06/2009            25,037
     25,038  CANCARA ASSET SECURITIZATION LIMITED++                                        0.90         01/09/2009            25,033
      5,425  CHARIOT FUNDING LLC++                                                         0.28         01/05/2009             5,425
     21,308  CHEYNE FINANCE LLC+++/-####(A)(I)                                             0.00         02/25/2008               352
     16,405  CHEYNE FINANCE LLC+++/-####(A)(I)                                             0.00         05/19/2008               271
     26,707  CONCORD MINUTEMAN CAPITAL COMPANY++                                           1.15         01/15/2009            26,695
     64,681  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $64,681)          0.01         01/02/2009            64,681
     99,317  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $99,318)                                 0.10         01/02/2009            99,317
     25,664  DEXIA CREDIT LOCAL DE FRANCE SA                                               0.90         01/02/2009            25,664
     29,211  E.ON AG++                                                                     0.95         01/20/2009            29,196
     13,354  FALCON ASSET SECURITIZATION CORPORATION++                                     0.55         01/12/2009            13,351
     99,317  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $99,317)                                 0.06         01/02/2009            99,317
     78,800  GRYPHON FUNDING LIMITED(A)(I)                                                 0.00         08/23/2009            32,994
     61,760  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $61,760)                                 0.05         01/02/2009            61,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE       VALUE
---------    ------------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    26,707  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                 1.40%       01/14/2009   $        26,694
     26,707  LEXINGTON PARKER CAPITAL++                                                     1.15        01/15/2009            26,695
     27,542  LLOYDS TSB BK PLC LONDON                                                       0.30        01/02/2009            27,542
     25,038  METLIFE SHORT TERM FUNDING LLC++                                               0.70        01/12/2009            25,033
     25,038  MONT BLANC CAPITAL CORPORATION++                                               1.00        01/12/2009            25,030
     99,317  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $99,317)                         0.04        01/02/2009            99,317
     23,369  PARK AVENUE RECEIVABLES COMPANY LLC++                                          0.35        01/12/2009            23,366
     16,692  PRUDENTIAL PLC++                                                               1.25        01/14/2009            16,684
      5,842  PRUDENTIAL PLC                                                                 1.35        01/12/2009             5,840
      4,173  PRUDENTIAL PLC                                                                 2.00        01/12/2009             4,170
     25,038  REGENCY MARKETS #1 LLC++                                                       0.90        01/12/2009            25,031
     12,547  TICONDEROGA MASTER FUNDING LIMITED++                                           0.30        01/06/2009            12,546
     28,376  UNICREDITO ITALIANO NY                                                         3.15        01/05/2009            28,381
     30,657  VICTORIA FINANCE LLC+++/-####(A)(I)                                            0.11        07/28/2008            16,555
     17,803  VICTORIA FINANCE LLC+++/-####(A)(I)                                            0.14        08/07/2008             9,614
     21,833  VICTORIA FINANCE LLC+++/-####(A)(I)                                            1.43        04/03/2008            11,790
     35,441  VICTORIA FINANCE LLC+++/-####(A)(I)                                            1.44        02/15/2008            19,138
     32,908  WHITE PINE FINANCE LLC+++/-####(A)(I)                                          1.39        02/22/2008            29,121
      4,173  WINDMILL FUNDING CORPORATION++                                                 0.35        01/07/2009             4,173
                                                                                                                           1,121,395
                                                                                                                     ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,531,725)                                                                  2,335,143
                                                                                                                     ---------------

SHARES
------
SHORT-TERM INVESTMENTS: 4.82%
  5,171,271  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                  5,171,271
TOTAL SHORT-TERM INVESTMENTS (COST $5,171,271)                                                                             5,171,271
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $170,420,380)*                                                 97.39%                                       $   104,658,230
OTHER ASSETS AND LIABILITIES, NET                                        2.61                                              2,809,054
                                                                       ------                                        ---------------
TOTAL NET ASSETS                                                       100.00%                                       $   107,467,284
                                                                       ------                                        ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,171,271.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

SHARES       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
COMMON STOCKS: 94.19%
AUSTRALIA: 3.54%
     13,494  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+ <<                                                      $       23,714
      4,556  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                                82,342
        386  RIO TINTO LIMITED (METAL MINING) <<                                                                             10,344
      2,627  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                           27,525
      3,477  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                      35,424
                                                                                                                            179,349
                                                                                                                     --------------
CHINA: 0.74%
     42,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                               37,324
                                                                                                                     --------------
FINLAND: 2.95%
      1,900  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                                  41,297
      6,888  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         108,089
                                                                                                                            149,386
                                                                                                                     --------------
FRANCE: 9.51%
        700  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                 41,716
         19  ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)                                                              325
      2,500  AXA SA (INSURANCE CARRIERS)                                                                                     56,114
      1,218  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                          51,672
      1,050  GAZ DE FRANCE (GAS DISTRIBUTION) <<                                                                             52,119
        605  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                         40,546
        585  TECHNIP SA (OIL & GAS EXTRACTION)                                                                               17,962
      1,444  TOTAL SA (OIL & GAS EXTRACTION)                                                                                 79,390
        394  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                             21,788
        200  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                        22,740
      2,962  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                           96,543
                                                                                                                            480,915
                                                                                                                     --------------
GERMANY: 9.76%
        540  ALLIANZ SE (INSURANCE CARRIERS)                                                                                 57,456
      2,111  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                          123,005
      1,642  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                      64,935
      8,600  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                           130,026
      1,680  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                     65,969
      1,922  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                               33,376
      1,360  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                        19,038
                                                                                                                            493,805
                                                                                                                     --------------
GREECE: 0.63%
      3,431  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                         32,099
                                                                                                                     --------------
HONG KONG: 3.94%
      9,400  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS) <<                                                          19,828
      5,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                      47,698
      6,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                               65,950
     15,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                      32,934
     10,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                                 32,783
                                                                                                                            199,193
                                                                                                                     --------------
ITALY: 1.24%
     2,600   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                               62,565
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

SHARES       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
JAPAN: 21.09%
      7,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      $       41,291
      1,600  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   36,197
         13  EAST JAPAN RAILWAY COMPANY (RAILROADS)(A)                                                                      100,774
      1,200  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   86,006
      5,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                               23,255
          7  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                             55,804
      3,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                   91,126
      1,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                      26,912
     13,700  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           86,107
      5,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                    83,361
        500  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                               19,555
      3,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                        25,812
      2,400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                          45,783
         45  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                        88,574
      1,600  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                73,843
      2,300  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            119,881
      1,900  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                STATIONS)                                                                                                    62,811
                                                                                                                          1,067,092
                                                                                                                     --------------
NETHERLANDS: 6.27%
      3,086  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                               55,632
      1,700  HEINEKEN NV (EATING & DRINKING PLACES)                                                                          52,048
      6,535  ING GROEP NV (FINANCIAL SERVICES)                                                                               71,924
        400  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED
                INDUSTRIES)                                                                                                  21,176
      1,960  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                           47,506
      3,630  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    68,827
                                                                                                                            317,113
                                                                                                                     --------------
NORWAY: 0.48%
      1,100  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                  24,196
                                                                                                                     --------------
RUSSIA: 0.57%
        850  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                              12,113
        516  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                               16,512
                                                                                                                             28,625
                                                                                                                     --------------
SINGAPORE: 1.18%
     13,000  CAPITALAND LIMITED (REAL ESTATE)                                                                                28,365
      5,000  GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                             31,506
                                                                                                                             59,871
                                                                                                                     --------------
SPAIN: 3.62%
      2,274  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT) <<                                                                                                52,195
      5,800  TELEFONICA SA (COMMUNICATIONS)                                                                                 130,916
                                                                                                                            183,111
                                                                                                                     --------------
SWITZERLAND: 11.96%
      3,000  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        84,074
        777  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                          44,973
      1,990  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                             78,800
      2,200  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                      110,179
        972  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                               150,482
        243  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                       47,207
        410  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                               89,577
                                                                                                                            605,292
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE FUND

SHARES       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
TAIWAN: 0.79%
      5,059  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                 $       39,966
                                                                                                                     --------------
UNITED KINGDOM: 15.92%
      6,358  AVIVA PLC (INSURANCE CARRIERS)                                                                                  36,025
      7,893  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                         42,955
      3,073  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                             42,535
      1,930  BHP BILLITON PLC (COAL MINING)                                                                                  37,434
     12,667  BP PLC (OIL & GAS EXTRACTION)                                                                                   97,782
      7,225  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                   51,022
      4,302  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                               80,008
        960  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                           35,779
      6,659  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     23,205
     34,506  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                  38,568
      4,173  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   41,235
      2,122  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                            55,752
      2,800  SABMILLER PLC (EATING & DRINKING PLACES)                                                                        47,020
      5,700  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                                36,403
      3,441  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   44,217
      1,560  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                          35,833
     29,151  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                             59,691
                                                                                                                            805,464
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $6,229,192)                                                                                     4,765,366
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 1.99%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.99%
    100,665  BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                                                        100,665
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $100,933)                                                                     100,665
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 4.38%
    221,713  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                   221,713
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $221,713)                                                                                221,713
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $6,551,838)*                                                                      100.56%                   $    5,087,744
OTHER ASSETS AND LIABILITIES, NET                                                           (0.56)                          (28,233)
                                                                                           ------                    --------------
TOTAL NET ASSETS                                                                           100.00%                   $    5,059,511
                                                                                           ------                    --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $221,713.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
COMMON STOCKS: 96.06%
AUSTRALIA: 3.01%
    103,200  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                $      419,384
    166,200  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               408,336
    264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS) <<                                                      855,006
    739,500  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                             687,444
     43,000  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      632,171
    287,139  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+ <<                                                             504,607
    397,900  PERILYA LIMITED (METAL MINING)                                                                                  47,823
    422,200  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                         777,821
     83,653  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                             1,511,886
     11,644  RIO TINTO LIMITED (METAL MINING) <<                                                                            312,033
    104,929  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        1,099,437
     89,371  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                     910,511
     84,600  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                     413,913
                                                                                                                          8,580,372
                                                                                                                     --------------
AUSTRIA: 0.15%
     19,700  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                   425,616
                                                                                                                     --------------
BELGIUM: 0.73%
      9,023  DELHAIZE GROUP (FOOD STORES)                                                                                   557,771
     10,400  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                              47,152
     37,000  FORTIS (DEPOSITORY INSTITUTIONS)                                                                                48,790
     39,999  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                             928,905
     16,800  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                            508,611
                                                                                                                          2,091,229
                                                                                                                     --------------
BRAZIL: 0.76%
     38,494  PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                                             785,663
     84,881  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                              935,438
     36,097  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                     452,656
                                                                                                                          2,173,757
                                                                                                                     --------------
CANADA: 0.68%
     57,667  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                   1,938,765
                                                                                                                     --------------
CHINA: 1.90%
  3,331,500  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES) <<                                                      1,853,553
    522,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                    1,603,835
    964,900  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                               593,089
    800,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                              710,925
  1,569,339  SHANGHAI ELECTRIC GROUP COMPANY LIMITED CLASS H (INDUSTRIAL & COMMERCIAL
                MACHINERY & COMPUTER EQUIPMENT)                                                                             642,930
                                                                                                                          5,404,332
                                                                                                                     --------------
DENMARK: 0.51%
     44,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                      448,293
     37,600  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                  786,380
     10,154  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       206,714
                                                                                                                          1,441,387
                                                                                                                     --------------
FINLAND: 2.23%
     22,100  ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                            37,991
    156,141  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES) <<                                                            3,393,772
    132,086  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                2,072,742

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
FINLAND (continued)
     22,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES) <<                                                           $      384,238
     43,100  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       474,165
                                                                                                                          6,362,908
                                                                                                                     --------------
FRANCE: 9.99%
     46,024  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              2,742,784
        910  ARKEMA (OIL & GAS EXTRACTION)                                                                                   15,682
     53,313  AXA SA (INSURANCE CARRIERS)                                                                                  1,196,642
     35,398  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                     1,527,935
     69,636  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                       2,954,198
     21,075  CARREFOUR SA (FOOD STORES)                                                                                     814,641
     12,500  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS) <<                                          590,627
      9,500  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                PLASTICS PRODUCTS)                                                                                          501,920
     28,400  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                   318,992
      1,146  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    66,653
      6,615  FRANCE TELECOM SA (COMMUNICATIONS)                                                                             184,378
     20,062  GAZ DE FRANCE (GAS DISTRIBUTION) <<                                                                            995,818
     42,067  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES) <<                                                   2,819,267
         46  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          453
     16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                    288,933
     14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                         330,868
      9,700  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                          253,131
     35,800  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                          483,358
     28,800  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                              1,842,138
      6,800  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                     344,984
     15,644  TECHNIP SA (OIL & GAS EXTRACTION)                                                                              480,332
     55,289  TOTAL SA (OIL & GAS EXTRACTION)                                                                              3,039,741
     26,899  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                            400,713
      3,668  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                       417,052
     79,058  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                     3,336,217
     76,614  VIVENDI SA (COMMUNICATIONS)                                                                                  2,497,157
                                                                                                                         28,444,614
                                                                                                                     --------------
GERMANY: 11.29%
     24,315  ALLIANZ SE (INSURANCE CARRIERS)                                                                              2,587,131
     38,000  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                        1,476,438
    102,741  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                        5,986,554
     15,100  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                STATIONS)                                                                                                   463,648
     86,226  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                        3,285,368
     46,732  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS) <<                                                                1,848,072
     46,500  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                  764,639
    157,084  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                         2,374,999
     80,029  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  3,142,512
     26,699  FRAPORT AG (TRANSPORTATION SERVICES)                                                                         1,208,107
     28,058  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                              487,233
     11,300  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                             359,349
     20,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED
                INDUSTRIES) <<                                                                                              179,259
     29,377  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 2,465,566
      8,700  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                           1,350,654
     11,400  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      448,790
     35,014  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                       490,141
     35,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                     993,819
     21,091  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                               2,258,484
                                                                                                                         32,170,763
                                                                                                                     --------------
GREECE: 0.28%
     77,859  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                        728,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
GREECE (continued)
      6,400  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                            $       68,224
                                                                                                                            796,642
                                                                                                                     --------------
HONG KONG: 3.61%
    514,500  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS) <<                                                       1,085,271
     93,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                     887,186
    278,900  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
                (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                                544,673
    130,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                            1,318,995
  1,098,845  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE) <<                                                    1,360,147
    164,500  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                                   179,719
    369,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                     810,165
    295,205  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                          1,490,259
    417,232  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                       625,032
    169,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                   379,440
    108,052  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                  909,208
    211,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES) <<                                                             691,715
                                                                                                                         10,281,810
                                                                                                                     --------------
INDIA: 0.49%
     16,157  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                    494,435
     14,405  ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   133,538
     39,837  ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                               766,862
                                                                                                                          1,394,835
                                                                                                                     --------------
IRELAND: 0.30%
     36,500  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                                87,309
    110,500  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                      127,482
    254,000  CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC
                MINERALS, EXCEPT FUELS)+(A)                                                                                       0
     82,260  ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                                        493,560
     65,300  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                143,016
                                                                                                                            851,367
                                                                                                                     --------------
ITALY: 2.22%
    101,300  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                   652,533
    106,134  ENI SPA (OIL & GAS EXTRACTION)                                                                               2,553,970
    142,228  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                            952,093
    413,953  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                                1,503,762
     44,300  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                       649,715
                                                                                                                          6,312,073
                                                                                                                     --------------
JAPAN: 18.71%
        110  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS) <<                                                     4,649
     97,700  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                720,404
     34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    275,336
     58,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      289,017
     98,800  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                         480,527
    107,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          472,304
     23,500  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                     961,909
     97,100  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                             572,771
     16,800  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      532,301
     21,400  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                         484,135
    161,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                SUPPLY & MOBILE HOME DEALERS)                                                                               651,213
     66,400  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                               206,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
JAPAN (continued)
     13,600  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            $      321,618
    229,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                              563,920
     60,700  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 1,028,523
        283  EAST JAPAN RAILWAY COMPANY (RAILROADS)(A)                                                                    2,193,764
     26,100  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      426,241
     22,500  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                1,612,615
    174,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                         478,174
     48,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               601,745
     56,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                              260,455
     45,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         971,220
        113  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                            900,843
        816  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                2,702,871
     19,600  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                           520,885
     12,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                76,653
     50,200  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                1,524,842
        100  KDDI CORPORATION (COMMUNICATIONS)                                                                              714,030
     50,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                CONTRACTORS & OPERATIVE BUILDERS)                                                                           500,725
    124,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                       476,273
    101,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                FURNISHINGS & EQUIPMENT STORES)                                                                           1,241,515
     83,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                   1,177,034
    526,566  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        3,309,546
    105,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 1,750,585
        519  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)(A)                                                             1,528,522
     15,900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                              621,838
     70,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                WAREHOUSING)                                                                                                295,058
    105,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                     457,780
    128,500  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                  651,542
        270  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS) (A)                                                1,424,441
    109,100  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                STATIONS)                                                                                                   392,502
     25,000  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          478,595
     45,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                       375,517
     70,100  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                       1,337,240
      1,618  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                     3,184,736
     59,900  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  804,808
      7,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS
                MADE FROM FABRICS & SIMILAR MATERIALS)                                                                       55,795
     90,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,153,505
     32,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      771,563
    151,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    595,185
    160,000  SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                & MOBILE HOME DEALERS)                                                                                      615,399
        400  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                           3,529
      8,600  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                & SERVICES) <<                                                                                              379,384
     23,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,066,101
     47,600  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                   471,713
     49,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                197,788
     90,500  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                & SERVICES)                                                                                                 802,670
     96,600  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          1,350,135
     48,100  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          2,507,083
    146,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      440,142
     15,300  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
                GASOLINE SERVICE STATIONS)                                                                                  505,792
     53,700  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
                GASOLINE SERVICE STATIONS)                                                                                1,775,232
     11,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  37,656
                                                                                                                         53,286,606
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
LUXEMBOURG: 0.14%
      6,504  RTL GROUP SA (COMMUNICATIONS)                                                                           $      385,475
                                                                                                                     --------------
MEXICO: 0.06%
     50,994  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                                162,020
                                                                                                                     --------------
NETHERLANDS: 3.74%
     60,500  AEGON NV (INSURANCE CARRIERS)                                                                                  381,914
    236,359  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                            4,260,877
     20,300  CSM (FOOD & KINDRED PRODUCTS)                                                                                  326,835
     32,583  HEINEKEN NV (EATING & DRINKING PLACES)                                                                         997,584
    172,507  ING GROEP NV (FINANCIAL SERVICES)                                                                            1,898,599
     22,700  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                               582,510
     38,223  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                          926,447
     66,982  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 1,270,014
                                                                                                                         10,644,780
                                                                                                                     --------------
NORWAY: 0.58%
     74,400  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                           286,221
     80,700  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                          320,189
     46,800  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         190,682
     21,600  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     361,256
     22,340  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                 491,408
                                                                                                                          1,649,756
                                                                                                                     --------------
PORTUGAL: 0.41%
     64,800  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS) <<                                                           603,533
     66,369  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      567,974
                                                                                                                          1,171,507
                                                                                                                     --------------
RUSSIA: 0.69%
     97,686  GAZPROM ADR (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,392,026
     16,610  GAZPROM OAO (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          236,693
     10,420  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                              333,440
                                                                                                                          1,962,159
                                                                                                                     --------------
SINGAPORE: 0.75%
    315,000  CAPITALAND LIMITED (REAL ESTATE)                                                                               687,308
    389,791  MOBILONE LIMITED (COMMUNICATIONS)                                                                              402,441
    398,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION) <<                                                         312,767
     92,333  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                           726,196
                                                                                                                          2,128,712
                                                                                                                     --------------
SOUTH KOREA: 0.45%
     12,078  NHN CORPORATION (BUSINESS SERVICES)+                                                                         1,276,817
                                                                                                                     --------------
SPAIN: 4.78%
    61,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                   755,813
   151,400   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                 1,462,625
    29,433   BANCO SANTANDER SA (FINANCE , BANKS)                                                                           266,826
    22,108   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                          403,099
    42,591   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT) <<                                                                                     977,582
    36,831   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES) <<                                                1,640,114
    58,500   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         1,248,985
   304,198   TELEFONICA SA (COMMUNICATIONS)                                                                               6,866,255
                                                                                                                         13,621,299
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
SWEDEN: 0.47%
     40,900  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               $      357,878
     57,200  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                            407,704
     17,800  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                     294,345
     51,500  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT) <<                                                                 293,077
                                                                                                                          1,353,004
                                                                                                                     --------------
SWITZERLAND: 10.71%
      4,988  ADECCO SA (BUSINESS SERVICES)                                                                                  170,759
     11,000  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       830,701
     16,900  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                      769,660
     92,400  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                      635,049
     87,456  CREDIT SUISSE GROUP AG (DEPOSITORY INSTITUTIONS)                                                             2,450,917
      1,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                    392,356
     55,333  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                       3,202,680
    131,555  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          5,209,334
     48,510  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    2,429,451
      2,200  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                                360,450
      4,129  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                           662,950
     44,143  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                             6,834,092
     16,200  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                         793,243
      3,400  SWISSCOM AG (COMMUNICATIONS)                                                                                 1,102,908
      4,908  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                      953,455
      2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                                 424,696
      4,331  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                       577,960
     12,408  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                            2,710,912
                                                                                                                         30,511,573
                                                                                                                     --------------
TAIWAN: 0.48%
    173,800  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                      1,373,020
                                                                                                                     --------------
UNITED KINGDOM: 15.67%
     72,600  AMLIN PLC (INSURANCE CARRIERS)                                                                                 377,368
     44,700  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                1,828,697
    205,191  AVIVA PLC (INSURANCE CARRIERS)                                                                               1,162,714
    193,711  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                      1,054,203
    191,800  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                         435,940
     62,188  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                            860,781
     67,451  BHP BILLITON PLC (COAL MINING)                                                                               1,308,253
    611,489  BP PLC (OIL & GAS EXTRACTION)                                                                                4,720,353
    129,100  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(A)                                                  37,123
    172,700  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                               552,951
    117,736  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  831,443
    530,300  BT GROUP PLC (COMMUNICATIONS)                                                                                1,066,490
    159,451  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                        1,408,981
    189,800  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               730,694
     80,237  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             651,346
    253,300  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                         277,875
    283,000  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                             394,031
    139,563  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            2,595,559
     13,800  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                          514,326
     70,000  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                      402,367
    191,174  HBOS PLC (DEPOSITORY INSTITUTIONS)+                                                                            197,898
    127,500  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                               506,434
     66,541  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    231,877
    396,168  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                MOBILE HOME DEALERS)                                                                                        780,422
    637,725  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 712,798
    208,800  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                 395,201
    314,200  LOGICACMG PLC (BUSINESS SERVICES)                                                                              315,869
    270,900  MARSTON'S PLC (EATING & DRINKING PLACES)                                                                       464,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL EQUITY FUND

SHARE        SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
UNITED KINGDOM (continued)
    349,709  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                           $    3,455,822
     44,873  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          705,140
    348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                   287,761
    477,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            383,788
    162,400  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                                  323,618
     95,940  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                      70,624
     56,777  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                         1,491,708
    114,900  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         2,912,537
     44,067  SABMILLER PLC (EATING & DRINKING PLACES)                                                                       740,011
    130,059  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               830,624
     34,683  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  445,676
      6,800  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   52,508
    137,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                      803,501
    241,239  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                          1,256,139
    255,900  TOMKINS PLC (BUSINESS SERVICES)                                                                                460,737
     26,162  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                         600,936
  1,168,059  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          2,391,780
     99,900  WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                           520,849
    518,510  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                  2,101,703
                                                                                                                         44,652,307
                                                                                                                     --------------
USA: 0.27%
     18,016  PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                                 783,876
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $401,497,335)                                                                                 273,633,381
                                                                                                                     --------------
RIGHTS: 0.00%
     38,200  FORTIS RIGHTS+(A)                                                                                                    0
    264,565  HBOS PLC RIGHTS+(A)                                                                                                  0
     90,765  LLOYDS TSB RIGHTS+(A)                                                                                                0
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 4.24%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.24%
 12,064,997  BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                                                     12,064,997
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,121,799)                                                               12,064,997
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 2.81%
  8,020,819  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 8,020,819
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,020,819)                                                                            8,020,819
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $421,639,953)*                                                                   103.11%                    $  293,719,197
OTHER ASSETS AND LIABILITIES, NET                                                          (3.11)                        (8,860,149)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  284,859,048
                                                                                          ------                     --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,020,819.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INTERNATIONAL STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                            TOTAL FAIR
                                                                           VALUE AS OF
                                 LEVEL 1        LEVEL 2       LEVEL 3        12/31/08
                               -----------   ------------   -----------   -------------
Asia Pacific Fund              $25,525,740   $217,675,017   $15,462,995   $ 258,663,752
Emerging Markets Equity Fund    39,919,705     64,425,195       313,330     104,658,230
International Core Fund            441,087      4,545,883       100,774       5,087,744
International Equity Fund       28,360,226    260,175,121     5,183,850    (293,719,197)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              EMERGING
                                            ASIA PACIFIC   MARKETS EQUITY   INTERNATIONAL   INTERNATIONAL
                                                 FUND           FUND          CORE FUND      EQUITY FUND
                                            ------------   --------------   -------------   -------------
Balance as of 09/30/2008                     $         0     $1,055,724        $      0       $        0
   Accrued discounts (premiums)                        0              0               0                0
   Realized gain (loss)                                0              0               0                0
   Unrealized appreciation (depreciation)        344,674       (379,159)          1,982           75,009
   Net purchases (sales)                               0       (418,334)              0                0
   Transfer in (out) of Level 3               15,118,321         55,099          98,792        5,108,841
Balance as of 12/31/2008                     $15,462,995     $  313,330        $100,774       $5,183,850

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

AGGRESSIVE ALLOCATION FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 96.50%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                     $    9,581,579
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                           5,693,228
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                              1,360,132
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                                9,527,516
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                 9,620,619
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                       28,565,631
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                     2,779,720
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                           4,306,329
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                         4,285,552
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                          4,309,514
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                          4,311,899
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                       2,848,916
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                        20,020,786
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                        19,590,888
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                              3,885,712
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                         2,526,507
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                            387,655
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                    3,494,591
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                            5,603,482

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $181,723,382)                                                   142,700,256
                                                                                                                     --------------


PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
SHORT-TERM INVESTMENTS: 2.23%
US TREASURY BILLS: 2.23%
$    55,000  US TREASURY BILL###                                                            0.23%       06/04/2009           54,976
  1,210,000  US TREASURY BILL###                                                            0.97        05/07/2009        1,209,752
  2,030,000  US TREASURY BILL###                                                            1.89        02/05/2009        2,029,858
                                                                                                                          3,294,586
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,288,076)                                                                            3,294,586
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $185,011,458)                                                                        98.73%                    $  145,994,842
OTHER ASSETS AND LIABILITIES, NET                                                           1.27                          1,884,410
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  147,879,252
                                                                                          ------                     --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
COMMON STOCKS: 57.29%
AMUSEMENT & RECREATION SERVICES: 0.02%
     15,034  INTERNATIONAL GAME TECHNOLOGY                                                                           $      178,754
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.18%
      4,440  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                          102,431
     23,788  GAP INCORPORATED                                                                                               318,521
     15,545  KOHL'S CORPORATION+                                                                                            562,729
     13,804  LIMITED BRANDS INCORPORATED                                                                                    138,592
      8,131  NORDSTROM INCORPORATED<<                                                                                       108,224
                                                                                                                          1,230,497
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
      4,256  JONES APPAREL GROUP INCORPORATED                                                                                24,940
      2,870  POLO RALPH LAUREN CORPORATION                                                                                  130,327
      4,492  VF CORPORATION                                                                                                 246,027
                                                                                                                            401,294
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.05%
      5,503  AUTONATION INCORPORATED+<<                                                                                      54,370
      1,952  AUTOZONE INCORPORATED+<<                                                                                       272,245
                                                                                                                            326,615
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      2,837  RYDER SYSTEM INCORPORATED                                                                                      110,019
                                                                                                                     --------------
BIOPHARMACEUTICALS: 0.70%
     23,375  CELGENE CORPORATION+                                                                                         1,292,170
      3,491  CEPHALON INCORPORATED+<<                                                                                       268,947
     13,801  GENZYME CORPORATION+                                                                                           915,972
     46,931  GILEAD SCIENCES INCORPORATED+                                                                                2,400,051
                                                                                                                          4,877,140
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
      6,342  CENTEX CORPORATION+                                                                                             67,479
     14,054  D.R. HORTON INCORPORATED<<                                                                                      99,362
      3,840  KB HOME<<                                                                                                       52,301
      7,208  LENNAR CORPORATION CLASS A<<                                                                                    62,493
     10,902  PULTE HOMES INCORPORATED+                                                                                      119,159
                                                                                                                            400,794
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.59%
      6,592  FASTENAL COMPANY<<                                                                                             229,731
     86,497  HOME DEPOT INCORPORATED<<                                                                                    1,991,161
     74,774  LOWE'S COMPANIES INCORPORATED                                                                                1,609,136
      5,009  SHERWIN-WILLIAMS COMPANY<<                                                                                     299,288
                                                                                                                          4,129,316
                                                                                                                     --------------
BUSINESS SERVICES: 3.57%
     27,087  ADOBE SYSTEMS INCORPORATED+                                                                                    576,682
      4,976  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                             228,647
      8,628  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                            130,197
     11,544  AUTODESK INCORPORATED+                                                                                         226,840
     25,910  AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                     1,019,299
      9,565  BMC SOFTWARE INCORPORATED+                                                                                     257,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
BUSINESS SERVICES (continued)
     20,095  CA INCORPORATED                                                                                         $      372,360
      9,267  CITRIX SYSTEMS INCORPORATED+                                                                                   218,423
     14,855  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                            268,281
      7,728  COMPUTER SCIENCES CORPORATION+                                                                                 271,562
     12,575  COMPUWARE CORPORATION+                                                                                          84,881
      6,227  CONVERGYS CORPORATION+                                                                                          39,915
     54,722  EBAY INCORPORATED+                                                                                             763,919
     16,370  ELECTRONIC ARTS INCORPORATED+                                                                                  262,575
      6,443  EQUIFAX INCORPORATED                                                                                           170,868
      9,692  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                            157,689
      8,170  FISERV INCORPORATED+                                                                                           297,143
     12,203  GOOGLE INCORPORATED CLASS A+                                                                                 3,754,253
      9,278  IMS HEALTH INCORPORATED                                                                                        140,654
     24,310  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                    96,268
     16,328  INTUIT INCORPORATED+                                                                                           388,443
     26,934  JUNIPER NETWORKS INCORPORATED+                                                                                 471,614
      3,692  MASTERCARD INCORPORATED CLASS A<<                                                                              527,698
      7,787  MCAFEE INCORPORATED+                                                                                           269,197
    390,289  MICROSOFT CORPORATION                                                                                        7,587,218
      6,286  MONSTER WORLDWIDE INCORPORATED+<<                                                                               75,998
     17,613  NOVELL INCORPORATED+                                                                                            68,515
     15,856  OMNICOM GROUP INCORPORATED                                                                                     426,844
    199,853  ORACLE CORPORATION+                                                                                          3,543,397
      7,914  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                       164,769
      5,352  SALESFORCE.COM INCORPORATED+                                                                                   171,318
     37,680  SUN MICROSYSTEMS INCORPORATED+                                                                                 143,938
     42,650  SYMANTEC CORPORATION+<<                                                                                        576,628
     10,041  TOTAL SYSTEM SERVICES INCORPORATED                                                                             140,574
      9,899  VERISIGN INCORPORATED+<<                                                                                       188,873
     70,797  YAHOO! INCORPORATED+                                                                                           863,723
                                                                                                                         24,946,597
                                                                                                                     --------------
CASINO & GAMING: 0.02%
      3,143   WYNN RESORTS LIMITED+<<                                                                                       132,823
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 7.37%
     79,156  ABBOTT LABORATORIES                                                                                          4,224,556
     10,691  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                          537,437
     54,053  AMGEN INCORPORATED+                                                                                          3,121,561
      5,422  AVERY DENNISON CORPORATION                                                                                     177,462
     21,748  AVON PRODUCTS INCORPORATED<<                                                                                   522,604
     14,884  BIOGEN IDEC INCORPORATED+                                                                                      708,925
    100,993  BRISTOL-MYERS SQUIBB COMPANY                                                                                 2,348,087
      2,900  CF INDUSTRIES HOLDINGS INCORPORATED                                                                            142,564
      7,076  CLOROX COMPANY                                                                                                 393,143
     25,748  COLGATE-PALMOLIVE COMPANY                                                                                    1,764,768
     47,128  DOW CHEMICAL COMPANY                                                                                           711,162
     46,035  E.I. DU PONT DE NEMOURS & COMPANY                                                                            1,164,686
      3,700  EASTMAN CHEMICAL COMPANY                                                                                       117,327
      8,553  ECOLAB INCORPORATED                                                                                            300,638
     51,043  ELI LILLY & COMPANY                                                                                          2,055,502
      5,910  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                    182,974
     15,375  FOREST LABORATORIES INCORPORATED+<<                                                                            391,601
      8,142  HOSPIRA INCORPORATED+                                                                                          218,368
      4,012  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                119,237
    141,549  JOHNSON & JOHNSON                                                                                            8,468,877
     12,574  KING PHARMACEUTICALS INCORPORATED+                                                                             133,536
      8,804  LIFE TECHNOLOGIES CORPORATION+                                                                                 205,218
     27,954  MONSANTO COMPANY                                                                                             1,966,564
     15,544  MYLAN LABORATORIES INCORPORATED+<<                                                                             153,730
    344,003  PFIZER INCORPORATED<<                                                                                        6,092,293

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
CHEMICALS & ALLIED PRODUCTS (continued)
      8,377  PPG INDUSTRIES INCORPORATED                                                                             $      355,436
     15,733  PRAXAIR INCORPORATED                                                                                           933,911
    152,321  PROCTER & GAMBLE COMPANY                                                                                     9,416,484
      6,373  ROHM & HAAS COMPANY                                                                                            393,788
     82,932  SCHERING-PLOUGH CORPORATION                                                                                  1,412,332
      6,395  SIGMA-ALDRICH CORPORATION                                                                                      270,125
     67,928  WYETH                                                                                                        2,547,979
                                                                                                                         51,552,875
                                                                                                                     --------------
COAL MINING: 0.09%
      9,243  CONSOL ENERGY INCORPORATED                                                                                     264,165
      4,343  MASSEY ENERGY COMPANY                                                                                           59,890
     13,602  PEABODY ENERGY CORPORATION                                                                                     309,446
                                                                                                                            633,501
                                                                                                                     --------------
COMMUNICATIONS: 2.64%
     20,238  AMERICAN TOWER CORPORATION CLASS A+                                                                            593,378
    300,642  AT&T INCORPORATED                                                                                            8,568,297
      5,108  CENTURYTEL INCORPORATED<<                                                                                      139,602
    146,917  COMCAST CORPORATION CLASS A                                                                                  2,479,959
     27,862  DIRECTV GROUP INCORPORATED+<<                                                                                  638,318
      7,251  EMBARQ CORPORATION                                                                                             260,746
     74,737  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                              272,043
      4,594  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                      101,068
    145,745  SPRINT NEXTEL CORPORATION+                                                                                     266,713
    144,912  VERIZON COMMUNICATIONS INCORPORATED                                                                          4,912,517
     22,418  WINDSTREAM CORPORATION                                                                                         206,249
                                                                                                                         18,438,890
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 4.04%
    255,981  BANK OF AMERICA CORPORATION                                                                                  3,604,217
     58,545  BANK OF NEW YORK MELLON CORPORATION                                                                          1,658,580
     28,186  BB&T CORPORATION                                                                                               773,988
    278,018  CITIGROUP INCORPORATED                                                                                       1,865,501
      7,677  COMERICA INCORPORATED                                                                                          152,388
     29,461  FIFTH THIRD BANCORP                                                                                            243,348
     10,473  FIRST HORIZON NATIONAL CORPORATION+<<                                                                          110,703
     26,592  HUDSON CITY BANCORP INCORPORATED                                                                               424,408
     18,674  HUNTINGTON BANCSHARES INCORPORATED<<                                                                           143,043
    190,412  JPMORGAN CHASE & COMPANY                                                                                     6,003,690
     25,253  KEYCORP<<                                                                                                      215,156
      3,938  M&T BANK CORPORATION<<                                                                                         226,081
     13,279  MARSHALL & ILSLEY CORPORATION<<                                                                                181,126
    103,873  NATIONAL CITY CORPORATION                                                                                      188,010
     11,378  NORTHERN TRUST CORPORATION                                                                                     593,249
     17,761  PNC FINANCIAL SERVICES GROUP                                                                                   870,289
     35,301  REGIONS FINANCIAL CORPORATION                                                                                  280,996
     27,775  SOVEREIGN BANCORP INCORPORATED+                                                                                 82,770
     22,036  STATE STREET CORPORATION                                                                                       866,676
     18,065  SUNTRUST BANKS INCORPORATED                                                                                    533,640
     89,513  US BANCORP                                                                                                   2,238,720
    110,248  WACHOVIA CORPORATION(L)                                                                                        610,774
    193,339  WELLS FARGO & COMPANY(L)                                                                                     5,699,634
     36,506  WESTERN UNION COMPANY                                                                                          523,496
      5,884  ZIONS BANCORPORATION<<                                                                                         144,217
                                                                                                                         28,234,700
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
E-COMMERCE/SERVICES: 0.12%
     16,408  AMAZON.COM INCORPORATED+<<                                                                              $      841,402
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.64%
      7,077  DARDEN RESTAURANTS INCORPORATED                                                                                199,430
     56,860  MCDONALD'S CORPORATION                                                                                       3,536,123
     23,598  YUM! BRANDS INCORPORATED                                                                                       743,337
                                                                                                                          4,478,890
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.06%
      5,435  APOLLO GROUP INCORPORATED CLASS A+                                                                             416,430
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.71%
     34,321  AES CORPORATION+                                                                                               282,805
      8,624  ALLEGHENY ENERGY INCORPORATED                                                                                  292,009
     10,787  AMEREN CORPORATION                                                                                             358,776
     20,588  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                   685,169
     17,558  CENTERPOINT ENERGY INCORPORATED                                                                                221,582
     11,540  CMS ENERGY CORPORATION                                                                                         116,554
     13,959  CONSOLIDATED EDISON INCORPORATED                                                                               543,424
      9,102  CONSTELLATION ENERGY GROUP INCORPORATED                                                                        228,369
     29,658  DOMINION RESOURCES INCORPORATED                                                                              1,062,943
      8,317  DTE ENERGY COMPANY                                                                                             296,667
     64,551  DUKE ENERGY CORPORATION                                                                                        968,911
     25,801  DYNEGY INCORPORATED CLASS A+                                                                                    51,602
     16,621  EDISON INTERNATIONAL                                                                                           533,867
     35,773  EL PASO CORPORATION                                                                                            280,103
      9,659  ENTERGY CORPORATION                                                                                            802,953
     33,565  EXELON CORPORATION                                                                                           1,866,550
     15,551  FIRSTENERGY CORPORATION                                                                                        755,468
     20,851  FPL GROUP INCORPORATED                                                                                       1,049,431
     15,882  FRONTIER COMMUNICATIONS CORPORATION                                                                            138,809
      3,898  INTEGRYS ENERGY GROUP INCORPORATED                                                                             167,536
      2,305  NICOR INCORPORATED                                                                                              80,076
     13,991  NISOURCE INCORPORATED                                                                                          153,481
     11,030  PEPCO HOLDINGS INCORPORATED                                                                                    195,893
     18,416  PG&E CORPORATION                                                                                               712,883
      5,143  PINNACLE WEST CAPITAL CORPORATION                                                                              165,245
     19,131  PPL CORPORATION                                                                                                587,130
     13,421  PROGRESS ENERGY INCORPORATED                                                                                   534,827
     25,819  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                   753,140
      8,848  QUESTAR CORPORATION                                                                                            289,241
     16,378  REPUBLIC SERVICES INCORPORATED                                                                                 406,022
     12,429  SEMPRA ENERGY                                                                                                  529,848
     31,173  SPECTRA ENERGY CORPORATION                                                                                     490,663
      4,365  STERICYCLE INCORPORATED+                                                                                       227,329
     10,855  TECO ENERGY INCORPORATED<<                                                                                     134,059
     39,516  THE SOUTHERN COMPANY                                                                                         1,462,092
     25,027  WASTE MANAGEMENT INCORPORATED                                                                                  829,395
      5,964  WISCONSIN ENERGY CORPORATION                                                                                   250,369
     22,909  XCEL ENERGY INCORPORATED                                                                                       424,962
                                                                                                                         18,930,183
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.56%
     31,043  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                          67,053
     15,170  ALTERA CORPORATION                                                                                             253,491
      8,967  AMPHENOL CORPORATION CLASS A                                                                                   215,029
     14,855  ANALOG DEVICES INCORPORATED                                                                                    282,542
     22,658  BROADCOM CORPORATION CLASS A+                                                                                  384,506
      4,607  CIENA CORPORATION+<<                                                                                            30,867
    298,708  CISCO SYSTEMS INCORPORATED+                                                                                  4,868,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      8,841  COOPER INDUSTRIES LIMITED CLASS A<<                                                                     $      258,422
     39,133  EMERSON ELECTRIC COMPANY                                                                                     1,432,659
    535,844  GENERAL ELECTRIC COMPANY                                                                                     8,680,673
      2,986  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                    49,956
      6,866  HARRIS CORPORATION                                                                                             261,251
     10,746  JABIL CIRCUIT INCORPORATED                                                                                      72,536
     11,215  JDS UNIPHASE CORPORATION+                                                                                       40,935
      8,614  KLA-TENCOR CORPORATION<<                                                                                       187,699
      6,091  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                       449,394
     11,311  LINEAR TECHNOLOGY CORPORATION<<                                                                                250,199
     32,910  LSI LOGIC CORPORATION+                                                                                         108,274
     11,450  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                        163,506
      9,279  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                            181,219
     38,964  MICRON TECHNOLOGY INCORPORATED+<<                                                                              102,865
      7,185  MOLEX INCORPORATED                                                                                             104,111
    115,621  MOTOROLA INCORPORATED                                                                                          512,201
      9,952  NATIONAL SEMICONDUCTOR CORPORATION                                                                             100,217
     16,843  NETAPP INCORPORATED+<<                                                                                         235,297
      4,982  NOVELLUS SYSTEMS INCORPORATED+                                                                                  61,478
     27,399  NVIDIA CORPORATION+                                                                                            221,110
      6,526  QLOGIC CORPORATION+                                                                                             87,709
     84,457  QUALCOMM INCORPORATED                                                                                        3,026,094
      8,076  ROCKWELL COLLINS INCORPORATED                                                                                  315,691
     20,305  TELLABS INCORPORATED+                                                                                           83,657
     66,139  TEXAS INSTRUMENTS INCORPORATED                                                                               1,026,477
     23,346  TYCO ELECTRONICS LIMITED                                                                                       378,439
      3,749  WHIRLPOOL CORPORATION                                                                                          155,026
     13,973  XILINX INCORPORATED                                                                                            248,999
                                                                                                                         24,898,522
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
      9,259  FLUOR CORPORATION                                                                                              415,451
      6,268  JACOBS ENGINEERING GROUP INCORPORATED+                                                                         301,491
      9,909  MOODY'S CORPORATION<<                                                                                          199,072
     16,381  PAYCHEX INCORPORATED                                                                                           430,493
                                                                                                                          1,346,507
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%
      4,825  BALL CORPORATION                                                                                               200,672
      7,647  FORTUNE BRANDS INCORPORATED                                                                                    315,668
     20,080  ILLINOIS TOOL WORKS INCORPORATED                                                                               703,804
      2,930  SNAP-ON INCORPORATED                                                                                           115,383
                                                                                                                          1,335,527
                                                                                                                     --------------
FINANCIAL SERVICES: 0.01%
      8,053  JANUS CAPITAL GROUP INCORPORATED                                                                                64,666
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.45%
     32,726  ARCHER DANIELS MIDLAND COMPANY                                                                                 943,491
     10,496  CAMPBELL SOUP COMPANY                                                                                          314,985
     16,180  COCA-COLA ENTERPRISES INCORPORATED                                                                             194,645
     22,808  CONAGRA FOODS INCORPORATED<<                                                                                   376,332
      9,930  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                     156,596
     12,942  DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                          210,308
     17,046  GENERAL MILLS INCORPORATED                                                                                   1,035,545
     16,041  H.J. HEINZ COMPANY                                                                                             603,142
      6,042  JM SMUCKER COMPANY                                                                                             261,981
     12,852  KELLOGG COMPANY                                                                                                563,560
     74,950  KRAFT FOODS INCORPORATED CLASS A                                                                             2,012,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
      6,631  MCCORMICK & COMPANY INCORPORATED                                                                        $      211,264
      7,593  MOLSON COORS BREWING COMPANY<<                                                                                 371,450
      6,894  PEPSI BOTTLING GROUP INCORPORATED                                                                              155,184
     79,235  PEPSICO INCORPORATED                                                                                         4,339,701
     36,064  SARA LEE CORPORATION                                                                                           353,067
    101,506  THE COCA-COLA COMPANY                                                                                        4,595,177
      8,461  THE HERSHEY COMPANY                                                                                            293,935
     15,412  TYSON FOODS INCORPORATED CLASS A                                                                               135,009
                                                                                                                         17,127,780
                                                                                                                     --------------
FOOD STORES: 0.26%
     33,287  KROGER COMPANY                                                                                                 879,110
     21,870  SAFEWAY INCORPORATED                                                                                           519,850
     37,522  STARBUCKS CORPORATION+                                                                                         354,958
      7,158  WHOLE FOODS MARKET INCORPORATED+<<                                                                              67,572
                                                                                                                          1,821,490
                                                                                                                     --------------
FORESTRY: 0.05%
     10,779  WEYERHAEUSER COMPANY                                                                                           329,945
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.07%
      7,968  LEGGETT & PLATT INCORPORATED                                                                                   121,034
     18,360  MASCO CORPORATION                                                                                              204,347
     14,141  NEWELL RUBBERMAID INCORPORATED                                                                                 138,299
                                                                                                                            463,680
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 1.28%
      4,189  BIG LOTS INCORPORATED+<<                                                                                        60,699
      7,128  FAMILY DOLLAR STORES INCORPORATED                                                                              185,827
     11,335  JCPENNEY COMPANY INCORPORATED                                                                                  223,300
     21,455  MACY'S INCORPORATED                                                                                            222,059
      2,838  SEARS HOLDINGS CORPORATION+<<                                                                                  110,313
     38,404  TARGET CORPORATION                                                                                           1,326,090
     21,240  TJX COMPANIES INCORPORATED                                                                                     436,907
    114,066  WAL-MART STORES INCORPORATED                                                                                 6,394,540
                                                                                                                          8,959,735
                                                                                                                     --------------
HEALTH SERVICES: 0.20%
     18,346  CARDINAL HEALTH INCORPORATED                                                                                   632,387
      5,295  DAVITA INCORPORATED+                                                                                           262,473
      5,509  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                    354,835
     21,179  TENET HEALTHCARE CORPORATION+                                                                                   24,356
      5,336  WATSON PHARMACEUTICALS INCORPORATED+                                                                           141,778
                                                                                                                          1,415,829
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.55%
      5,165  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                               59,656
      3,934  AVALONBAY COMMUNITIES INCORPORATED                                                                             238,322
      6,163  BOSTON PROPERTIES INCORPORATED                                                                                 338,965
      6,136  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                       29,944
     13,877  EQUITY RESIDENTIAL                                                                                             413,812
     12,889  HCP INCORPORATED<<                                                                                             357,928
     26,658  HOST HOTELS & RESORTS INCORPORATED                                                                             201,801
     11,683  KIMCO REALTY CORPORATION                                                                                       213,565
      8,509  PLUM CREEK TIMBER COMPANY                                                                                      295,603
     13,553  PROLOGIS                                                                                                       188,251

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      6,395  PUBLIC STORAGE INCORPORATED                                                                             $      508,403
     11,520  SIMON PROPERTY GROUP INCORPORATED<<                                                                            612,058
      7,008  VORNADO REALTY TRUST                                                                                           422,933
                                                                                                                          3,881,241
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
     13,248  BED BATH & BEYOND INCORPORATED+<<                                                                              336,764
     17,232  BEST BUY COMPANY INCORPORATED                                                                                  484,392
                                                                                                                            821,156
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.07%
     14,960  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                    290,972
      9,337  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                               167,132
      9,046  WYNDHAM WORLDWIDE CORPORATION                                                                                   59,253
                                                                                                                            517,357
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.27%
     35,352  3M COMPANY<<                                                                                                 2,034,154
     45,350  APPLE INCORPORATED+                                                                                          3,870,623
     68,447  APPLIED MATERIALS INCORPORATED                                                                                 693,368
     15,689  BAKER HUGHES INCORPORATED                                                                                      503,146
      3,065  BLACK & DECKER CORPORATION                                                                                     128,148
     11,199  CAMERON INTERNATIONAL CORPORATION+                                                                             229,580
     30,775  CATERPILLAR INCORPORATED<<                                                                                   1,374,719
     10,273  CUMMINS INCORPORATED                                                                                           274,597
     21,784  DEERE & COMPANY                                                                                                834,763
     88,287  DELL INCORPORATED+                                                                                             904,059
      9,487  DOVER CORPORATION                                                                                              312,312
      8,412  EATON CORPORATION                                                                                              418,161
    104,112  EMC CORPORATION+                                                                                             1,090,053
      2,884  FLOWSERVE CORPORATION                                                                                          148,526
      8,355  GAMESTOP CORPORATION CLASS A+                                                                                  180,969
    124,945  HEWLETT-PACKARD COMPANY                                                                                      4,534,254
     16,263  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                         282,163
    283,756  INTEL CORPORATION                                                                                            4,159,863
     68,539  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                  5,768,242
      3,999  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                          107,573
      6,650  MANITOWOC COMPANY INCORPORATED                                                                                  57,589
     21,290  NATIONAL OILWELL VARCO INCORPORATED+                                                                           520,328
      6,024  PALL CORPORATION                                                                                               171,262
      8,221  PARKER HANNIFIN CORPORATION                                                                                    349,721
     10,516  PITNEY BOWES INCORPORATED                                                                                      267,948
     11,531  SANDISK CORPORATION+                                                                                           110,698
     11,165  SMITH INTERNATIONAL INCORPORATED                                                                               255,567
      4,019  STANLEY WORKS                                                                                                  137,048
      8,978  TERADATA CORPORATION+                                                                                          133,144
                                                                                                                         29,852,578
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.27%
     13,763  AON CORPORATION                                                                                                628,694
      8,607  HUMANA INCORPORATED+                                                                                           320,869
     26,226  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                        636,505
     16,892  UNUMPROVIDENT CORPORATION                                                                                      314,191
                                                                                                                          1,900,259
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
INSURANCE CARRIERS: 1.85%
     23,523  AETNA INCORPORATED                                                                                      $      670,406
     23,780  AFLAC INCORPORATED                                                                                           1,090,075
     27,343  ALLSTATE CORPORATION                                                                                           895,757
    137,175  AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                                     215,365
      6,000  ASSURANT INCORPORATED                                                                                          180,000
     18,146  CHUBB CORPORATION                                                                                              925,446
     14,022  CIGNA CORPORATION                                                                                              236,271
      8,284  CINCINNATI FINANCIAL CORPORATION                                                                               240,819
     22,097  GENWORTH FINANCIAL INCORPORATED+                                                                                62,535
     15,371  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                                 252,392
      9,029  LEUCADIA NATIONAL CORPORATION<<                                                                                178,774
     13,053  LINCOLN NATIONAL CORPORATION                                                                                   245,919
     18,465  LOEWS CORPORATION                                                                                              521,636
      9,611  MBIA INCORPORATED+<<                                                                                            39,117
     40,486  METLIFE INCORPORATED                                                                                         1,411,342
     13,230  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                         298,601
     21,631  PRUDENTIAL FINANCIAL INCORPORATED                                                                              654,554
     34,468  THE PROGRESSIVE CORPORATION<<                                                                                  510,471
     29,820  THE TRAVELERS COMPANIES INCORPORATED                                                                         1,347,864
      4,338  TORCHMARK CORPORATION                                                                                          193,909
     61,618  UNITEDHEALTH GROUP INCORPORATED                                                                              1,639,039
     25,969  WELLPOINT INCORPORATED+                                                                                      1,094,074
     16,875  XL CAPITAL LIMITED CLASS A<<                                                                                    62,438
                                                                                                                         12,966,804
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.05%
     16,678  COACH INCORPORATED+                                                                                            346,402
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.00%
     17,855  AGILENT TECHNOLOGIES INCORPORATED+                                                                             279,074
     12,402  BECTON DICKINSON & COMPANY                                                                                     848,173
     76,603  BOSTON SCIENTIFIC CORPORATION+<<                                                                               592,907
      5,060  C.R. BARD INCORPORATED                                                                                         426,356
     25,690  COVIDIEN LIMITED                                                                                               931,006
     13,044  DANAHER CORPORATION                                                                                            738,421
      7,599  DENTSPLY INTERNATIONAL INCORPORATED                                                                            214,596
     13,695  EASTMAN KODAK COMPANY                                                                                           90,113
      2,818  MILLIPORE CORPORATION+                                                                                         145,183
      6,025  PERKINELMER INCORPORATED                                                                                        83,808
      8,083  QUEST DIAGNOSTICS INCORPORATED                                                                                 419,589
     21,124  RAYTHEON COMPANY                                                                                             1,078,169
      7,218  ROCKWELL AUTOMATION INCORPORATED                                                                               232,708
      8,636  TERADYNE INCORPORATED+                                                                                          36,444
     21,438  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                         730,393
      5,015  WATERS CORPORATION+<<                                                                                          183,800
                                                                                                                          7,030,740
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.41%
      1,995  INTUITIVE SURGICAL INCORPORATED+                                                                               253,345
     57,048  MEDTRONIC INCORPORATED                                                                                       1,792,448
     17,559  ST. JUDE MEDICAL INCORPORATED+                                                                                 578,745
      6,338  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                           222,084
                                                                                                                          2,846,622
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 0.27%
      7,600  COVENTRY HEALTH CARE INCORPORATED+                                                                             113,088
     12,624  EXPRESS SCRIPTS INCORPORATED+                                                                                  694,068

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
MEDICAL MANAGEMENT SERVICES (continued)
     25,407  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    $    1,064,807
                                                                                                                          1,871,963
                                                                                                                     --------------
MEDICAL PRODUCTS: 0.94%
     15,688  ALLERGAN INCORPORATED                                                                                          632,540
     31,639  BAXTER INTERNATIONAL INCORPORATED                                                                            1,695,534
    107,859  MERCK & COMPANY INCORPORATED                                                                                 3,278,914
     12,358  STRYKER CORPORATION                                                                                            493,702
     11,456  ZIMMER HOLDINGS INCORPORATED+                                                                                  463,052
                                                                                                                          6,563,742
                                                                                                                     --------------
METAL MINING: 0.20%
     19,266  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                                                           470,861
     23,176  NEWMONT MINING CORPORATION                                                                                     943,263
                                                                                                                          1,414,124
                                                                                                                     --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      5,619  VULCAN MATERIALS COMPANY<<                                                                                     390,970
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.16%
      6,320  HASBRO INCORPORATED<<                                                                                          184,354
     18,285  MATTEL INCORPORATED                                                                                            292,560
      6,280  TIFFANY & COMPANY<<                                                                                            148,396
     24,127  TYCO INTERNATIONAL LIMITED                                                                                     521,143
                                                                                                                          1,146,453
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 0.75%
     22,022  COSTCO WHOLESALE CORPORATION<<                                                                               1,156,155
     73,271  CVS CAREMARK CORPORATION                                                                                     2,105,809
     14,023  OFFICE DEPOT INCORPORATED+                                                                                      41,789
      6,380  RADIOSHACK CORPORATION<<                                                                                        76,177
     36,394  STAPLES INCORPORATED                                                                                           652,180
     50,500  WALGREEN COMPANY                                                                                             1,245,835
                                                                                                                          5,277,945
                                                                                                                     --------------
MISCELLANEOUS SERVICES: 0.03%
     2,750   D&B CORPORATION                                                                                                212,300
                                                                                                                     --------------
MOTION PICTURES: 0.72%
    117,335  NEWS CORPORATION CLASS A                                                                                     1,066,575
    183,021  TIME WARNER INCORPORATED                                                                                     1,841,191
     94,433  WALT DISNEY COMPANY<<                                                                                        2,142,685
                                                                                                                          5,050,451
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.55%
     15,878  FEDEX CORPORATION                                                                                            1,018,574
     50,771  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                                 2,800,528
                                                                                                                          3,819,102
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.37%
     10,547  AMERICAN CAPITAL LIMITED+<<                                                                                     34,172
     59,174  AMERICAN EXPRESS COMPANY                                                                                     1,097,678
     19,981  CAPITAL ONE FINANCIAL CORPORATION<<                                                                            637,194
     18,393  CIT GROUP INCORPORATED<<                                                                                        83,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
     24,483  DISCOVER FINANCIAL SERVICES                                                                             $      233,323
     17,742  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                         316,340
     23,839  SLM CORPORATION+<<                                                                                             212,167
                                                                                                                          2,614,378
                                                                                                                     --------------
OFFICE EQUIPMENT: 0.05%
     44,160  XEROX CORPORATION                                                                                              351,955
                                                                                                                     --------------
OIL & GAS EXTRACTION: 2.13%
     23,418  ANADARKO PETROLEUM CORPORATION                                                                                 902,764
     17,073  APACHE CORPORATION                                                                                           1,272,451
     14,893  BJ SERVICES COMPANY                                                                                            173,801
      5,272  CABOT OIL & GAS CORPORATION                                                                                    137,072
     27,592  CHESAPEAKE ENERGY CORPORATION                                                                                  446,163
     22,539  DEVON ENERGY CORPORATION                                                                                     1,481,038
      7,235  ENSCO INTERNATIONAL INCORPORATED                                                                               205,402
     12,732  EOG RESOURCES INCORPORATED                                                                                     847,697
      6,675  EQUITABLE RESOURCES INCORPORATED                                                                               223,946
     45,596  HALLIBURTON COMPANY<<                                                                                          828,935
     14,518  NABORS INDUSTRIES LIMITED+                                                                                     173,780
     13,465  NOBLE CORPORATION                                                                                              297,038
      8,812  NOBLE ENERGY INCORPORATED                                                                                      433,727
     41,317  OCCIDENTAL PETROLEUM CORPORATION                                                                             2,478,607
      6,004  PIONEER NATURAL RESOURCES COMPANY                                                                               97,145
      7,924  RANGE RESOURCES CORPORATION                                                                                    272,506
      5,765  ROWAN COMPANIES INCORPORATED                                                                                    91,664
     61,024  SCHLUMBERGER LIMITED                                                                                         2,583,146
     17,515  SOUTHWESTERN ENERGY COMPANY+                                                                                   507,410
     34,747  WEATHERFORD INTERNATIONAL LIMITED+                                                                             375,963
     29,428  XTO ENERGY INCORPORATED                                                                                      1,037,926
                                                                                                                         14,868,181
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.09%
      5,085  BEMIS COMPANY INCORPORATED                                                                                     120,413
     21,812  INTERNATIONAL PAPER COMPANY                                                                                    257,382
      8,714  MEADWESTVACO CORPORATION                                                                                        97,510
      6,703  PACTIV CORPORATION+                                                                                            166,771
                                                                                                                            642,076
                                                                                                                     --------------
PERSONAL SERVICES: 0.08%
      6,703  CINTAS CORPORATION                                                                                             155,711
     17,291  H & R BLOCK INCORPORATED                                                                                       392,852
                                                                                                                            548,563
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.07%
    103,655  CHEVRON CORPORATION                                                                                          7,667,360
     76,056  CONOCOPHILLIPS                                                                                               3,939,701
    259,505  EXXON MOBIL CORPORATION                                                                                     20,716,284
     14,472  HESS CORPORATION                                                                                               776,278
     35,995  MARATHON OIL CORPORATION                                                                                       984,823
      9,717  MURPHY OIL CORPORATION                                                                                         430,949
      5,961  SUNOCO INCORPORATED<<                                                                                          259,065
      7,063  TESORO PETROLEUM CORPORATION<<                                                                                  93,020
     26,325  VALERO ENERGY CORPORATION                                                                                      569,673
                                                                                                                         35,437,153
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
PIPELINES: 0.06%
     29,522  THE WILLIAMS COMPANIES INCORPORATED                                                                     $      427,479
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.29%
      5,714  AK STEEL HOLDING CORPORATION                                                                                    53,254
     40,829  ALCOA INCORPORATED<<                                                                                           459,735
      4,912  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                            125,403
     16,016  NUCOR CORPORATION                                                                                              739,939
      7,112  PRECISION CASTPARTS CORPORATION                                                                                423,022
      4,341  TITANIUM METALS CORPORATION<<                                                                                   38,244
      5,931  UNITED STATES STEEL CORPORATION                                                                                220,633
                                                                                                                          2,060,230
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.24%
     34,687  CBS CORPORATION CLASS B<<                                                                                      284,087
     11,637  GANNETT COMPANY INCORPORATED<<                                                                                  93,096
     16,044  MCGRAW-HILL COMPANIES INCORPORATED                                                                             372,060
      1,843  MEREDITH CORPORATION<<                                                                                          30,852
      5,942  NEW YORK TIMES COMPANY CLASS A<<                                                                                43,555
     10,458  RR DONNELLEY & SONS COMPANY                                                                                    142,020
     31,300  VIACOM INCORPORATED CLASS B+                                                                                   596,578
        305  WASHINGTON POST COMPANY CLASS B                                                                                119,026
                                                                                                                          1,681,274
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 0.55%
     14,320  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     1,084,167
     20,124  CSX CORPORATION                                                                                                653,426
     18,890  NORFOLK SOUTHERN CORPORATION                                                                                   888,775
     25,836  UNION PACIFIC CORPORATION                                                                                    1,234,961
                                                                                                                          3,861,329
                                                                                                                     --------------
REAL ESTATE: 0.01%
     11,376  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                    49,147
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
      8,054  SEALED AIR CORPORATION                                                                                         120,327
     12,309  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                             73,485
                                                                                                                            193,812
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.12%
     11,050  AMERIPRISE FINANCIAL INCORPORATED                                                                              258,128
     47,737  CHARLES SCHWAB CORPORATION                                                                                     771,907
      3,417  CME GROUP INCORPORATED                                                                                         711,112
     28,709  E*TRADE FINANCIAL CORPORATION+<<                                                                                33,015
      4,518  FEDERATED INVESTORS INCORPORATED CLASS B                                                                        76,625
      7,716  FRANKLIN RESOURCES INCORPORATED                                                                                492,126
     22,559  GOLDMAN SACHS GROUP INCORPORATED                                                                             1,903,754
      3,685  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                        303,791
     19,639  INVESCO LIMITED                                                                                                283,587
      7,240  LEGG MASON INCORPORATED                                                                                        158,628
     81,686  MERRILL LYNCH & COMPANY INCORPORATED                                                                           950,825
     54,179  MORGAN STANLEY<<                                                                                               869,031
      6,945  NASDAQ STOCK MARKET INCORPORATED+                                                                              171,611
     13,519  NYSE EURONEXT INCORPORATED<<                                                                                   370,150
     13,182  T. ROWE PRICE GROUP INCORPORATED<<                                                                             467,170
                                                                                                                          7,821,460
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                                VALUE
-----------  ------------------------------------------------------------------------                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.11%
     79,296  CORNING INCORPORATED<<                                                                                  $      755,691
                                                                                                                     --------------
TOBACCO PRODUCTS: 1.06%
    105,115  ALTRIA GROUP INCORPORATED                                                                                    1,583,032
      8,574  LORILLARD INCORPORATED                                                                                         483,145
    103,208  PHILIP MORRIS INTERNATIONAL                                                                                  4,490,580
      8,624  REYNOLDS AMERICAN INCORPORATED                                                                                 347,633
      7,570  UST INCORPORATED                                                                                               525,207
                                                                                                                          7,429,597
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.05%
     37,738  SOUTHWEST AIRLINES COMPANY                                                                                     325,302
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 1.65%
     37,386  BOEING COMPANY                                                                                               1,595,261
    121,872  FORD MOTOR COMPANY+<<                                                                                          279,087
     19,888  GENERAL DYNAMICS CORPORATION                                                                                 1,145,350
     31,143  GENERAL MOTORS CORPORATION+<<                                                                                   99,658
      8,133  GENUINE PARTS COMPANY                                                                                          307,915
      6,280  GOODRICH CORPORATION                                                                                           232,486
     11,877  HARLEY-DAVIDSON INCORPORATED<<                                                                                 201,553
     37,052  HONEYWELL INTERNATIONAL INCORPORATED                                                                         1,216,417
      9,264  ITT CORPORATION                                                                                                426,051
     30,313  JOHNSON CONTROLS INCORPORATED                                                                                  550,484
     16,985  LOCKHEED MARTIN CORPORATION                                                                                  1,428,099
     16,679  NORTHROP GRUMMAN CORPORATION                                                                                   751,222
     18,502  PACCAR INCORPORATED                                                                                            529,157
     12,300  TEXTRON INCORPORATED                                                                                           170,601
     48,497  UNITED TECHNOLOGIES CORPORATION                                                                              2,599,439
                                                                                                                         11,532,780
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.12%
      8,632  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                           475,019
     10,818  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                            359,915
                                                                                                                            834,934
                                                                                                                     --------------
TRAVEL & RECREATION: 0.09%
     22,294  CARNIVAL CORPORATION+                                                                                          542,190
     10,686  EXPEDIA INCORPORATED+                                                                                           88,053
                                                                                                                            630,243
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.44%
      7,969  AMERISOURCEBERGEN CORPORATION                                                                                  284,175
      5,003  BROWN-FORMAN CORPORATION CLASS B                                                                               257,604
      7,854  DEAN FOODS COMPANY+<<                                                                                          141,136
     14,076  MCKESSON CORPORATION                                                                                           545,163
     20,015  NIKE INCORPORATED CLASS B<<                                                                                  1,020,765
     10,802  SUPERVALU INCORPORATED                                                                                         157,709
     30,566  SYSCO CORPORATION                                                                                              701,184
                                                                                                                          3,107,736
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
     21,108  KIMBERLY-CLARK CORPORATION                                                                                   1,113,236
      4,651  PATTERSON COMPANIES INCORPORATED+                                                                               87,206

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

SHARES       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
      3,298  W.W. GRAINGER INCORPORATED                                                                              $      260,014
                                                                                                                          1,460,456
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $525,012,081)                                                                                 400,568,386
                                                                                                                     --------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
ASSET BACKED SECURITIES: 0.09%
$   638,254  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                            4.50%       10/01/2018          639,435
TOTAL ASSET BACKED SECURITIES (COST $638,254)                                                                               639,435
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.15%
    302,493  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1                5.50        11/25/2020          266,100
     37,540  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4 CLASS AA+/-        2.81        12/25/2034           26,346
    300,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1 CLASS 2A2+/-       2.58        05/15/2036          127,108
    138,800  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-              6.00        07/25/2043          140,167
    155,066  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-              5.92        10/25/2043          156,783
    236,364  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                     9.50        11/25/2031          256,455
     28,894  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                            2.96        12/25/2034           24,993
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,230,690)                                                                 997,952
                                                                                                                     --------------
AGENCY SECURITIES: 0.06%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
      1,036  FHLMC #170151                                                                 10.50        01/01/2016            1,171
         33  FHLMC #254325                                                                 10.25        03/01/2015               33
                                                                                                                              1,204
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.06%
    384,178  FNMA #735613                                                                   6.00        02/01/2035          397,317
                                                                                                                     --------------
TOTAL AGENCY SECURITIES (COST $392,095)                                                                                     398,521
                                                                                                                     --------------

SHARES
-----------
COLLATERAL FOR SECURITIES LENDING: 40.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.62%
 13,322,341  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                13,322,341
 13,322,341  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                                  13,322,341
 13,322,341  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       13,322,341
 13,322,341  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      13,322,341
                                                                                                                         53,289,364
                                                                                                                     --------------

PRINCIPAL
-----------
COLLATERAL INVESTED IN OTHER ASSETS: 32.96%
$ 5,293,646  ANTALIS US FUNDING CORPORATION++                                               1.20        01/15/2009        5,291,175
 34,761,606  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $34,761,760)                              0.08        01/02/2009       34,761,606
  1,235,184  BANK OF IRELAND                                                                0.15        01/02/2009        1,235,184
  5,293,646  BARTON CAPITAL CORPORATION++                                                   0.25        01/06/2009        5,293,462
  1,975,277  CHEYNE FINANCE LLC+++/-####(A)(I)                                              0.00        02/25/2008           32,592
 19,092,415  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                BY US TREASURY SECURITIES (MATURITY VALUE $19,092,426)                      0.01        01/02/2009       19,092,415

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
-----------  ------------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$29,291,505  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $29,291,668)                              0.10%       01/02/2009   $   29,291,505
  5,161,304  DEXIA CREDIT LOCAL DE FRANCE SA                                                0.90        01/02/2009        5,161,304
  4,411,371  E.ON AG++                                                                      0.95        01/20/2009        4,409,159
    758,756  GEMINI SECURITIZATION CORPORATION LLC++                                        0.55        01/12/2009          758,628
  3,176,187  GEMINI SECURITIZATION CORPORATION LLC++                                        0.55        01/16/2009        3,175,459
 35,290,970  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $35,291,088)                              0.06        01/02/2009       35,290,970
  4,125,939  GRYPHON FUNDING LIMITED(A)(I)                                                  0.00        08/23/2009        1,727,531
 18,351,305  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $18,351,356)                              0.05        01/02/2009       18,351,305
  5,117,191  LLOYDS TSB BK PLC LONDON                                                       0.30        01/02/2009        5,117,191
  5,293,646  METLIFE SHORT TERM FUNDING LLC++                                               0.70        01/12/2009        5,292,513
  5,293,646  MONT BLANC CAPITAL CORPORATION++                                               0.75        01/16/2009        5,291,991
 29,291,505  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                BACKED SECURITIES (MATURITY VALUE $29,291,570)                              0.04        01/02/2009       29,291,505
  4,764,281  PRUDENTIAL PLC++                                                               1.25        01/14/2009        4,762,130
    882,274  PRUDENTIAL PLC++                                                               1.35        01/12/2009          881,910
  2,861,215  REGENCY MARKETS #1 LLC++                                                       0.57        01/09/2009        2,860,853
  5,823,010  UNICREDITO ITALIANO NY                                                         3.15        01/05/2009        5,824,494
  3,763,955  VICTORIA FINANCE LLC+++/-####(A)(I)                                            0.14        08/07/2008        2,032,535
  3,743,315  VICTORIA FINANCE LLC+++/-####(A)(I)                                            0.46        05/02/2008        2,021,390
  5,956,268  VICTORIA FINANCE LLC+++/-####(A)(I)                                            1.43        04/03/2008        3,216,385
                                                                                                                        230,465,192
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $289,198,203)                                                             283,754,556
                                                                                                                     --------------
US TREASURY SECURITIES: 36.12%
US TREASURY BONDS: 36.12%
 20,180,000  US TREASURY BOND<<                                                             4.38        02/15/2038       27,028,588
 32,302,000  US TREASURY BOND<<                                                             4.50        02/15/2036       42,916,243
 26,700,000  US TREASURY BOND<<                                                             4.50        05/15/2038       36,441,335
 18,835,000  US TREASURY BOND<<                                                             4.75        02/15/2037       26,245,405
 18,683,000  US TREASURY BOND<<                                                             5.00        05/15/2037       27,069,911
 13,058,000  US TREASURY BOND<<                                                             5.25        02/15/2029       17,316,135
 20,244,000  US TREASURY BOND<<                                                             5.38        02/15/2031       27,816,511
 12,205,000  US TREASURY BOND<<                                                             6.13        08/15/2029       17,914,645
 19,819,000  US TREASURY BOND<<                                                             6.25        05/15/2030       29,802,821
                                                                                                                        252,551,594
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $197,352,493)                                                                        252,551,594
                                                                                                                     --------------

SHORT-TERM INVESTMENTS: 7.60%

SHARES
-----------
MUTUAL FUNDS: 3.77%
 26,364,827  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                26,364,827
                                                                                                                     --------------

PRINCIPAL
-----------
US TREASURY BILLS: 3.83%
$   490,000  US TREASURY BILL###                                                            0.12        06/04/2009          489,783
     10,000  US TREASURY BILL###                                                            0.23        05/07/2009            9,998
    800,000  US TREASURY BILL###                                                            0.23        06/04/2009          799,645
  1,065,000  US TREASURY BILL###                                                            0.28        02/05/2009        1,064,979
  2,575,000  US TREASURY BILL###                                                            0.41        05/07/2009        2,574,472
    915,000  US TREASURY BILL###                                                            0.81        02/05/2009          914,983
  7,120,000  US TREASURY BILL###                                                            0.98        05/07/2009        7,118,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION FUND

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
-----------  ------------------------------------------------------------------------  -------------  -------------  --------------
US TREASURY BILLS (continued)
$    10,000  US TREASURY BILL###                                                            1.16%       02/05/2009   $       10,000
     30,000  US TREASURY BILL###                                                            1.79        02/05/2009           29,999
 13,755,000  US TREASURY BILL###                                                            1.91        02/05/2009       13,754,738
                                                                                                                         26,767,137
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $53,081,150)                                                                          53,131,964
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,066,904,966)*                                        141.89%                                             $  992,042,408
OTHER ASSETS AND LIABILITIES, NET                                (41.89)                                               (292,862,806)
                                                                 ------                                              --------------
TOTAL NET ASSETS                                                 100.00%                                             $  699,179,602
                                                                 ------                                              --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(L)   LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,580,312.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

##    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
      $26,364,827.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

CONSERVATIVE ALLOCATION FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.92%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                     $     6,728,039
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                            4,042,382
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                                 960,122
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                                 6,648,168
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                  6,689,560
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                        19,970,620
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                     21,726,681
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                            3,168,984
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                          3,207,335
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                           3,168,472
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                           3,144,060
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                        2,011,210
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                         14,118,965
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                        154,470,578
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                               2,781,084
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                          1,802,829
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                             283,475
        N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                               100,406,431
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                     2,474,331
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                            44,096,137
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $457,849,495)                                                    401,899,463
                                                                                                                     ---------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
SHORT-TERM INVESTMENTS: 0.74%
US TREASURY BILLS: 0.74%
$    55,000  US TREASURY BILL###                                                            0.23%       06/04/2009            54,976
    860,000  US TREASURY BILL###                                                            0.97        05/07/2009           859,824
  2,075,000  US TREASURY BILL###                                                            1.89        02/05/2009         2,074,960
                                                                                                                           2,989,760
                                                                                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,984,435)                                                                             2,989,760
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $460,833,930)                                                99.66%                                            $   404,889,223
OTHER ASSETS AND LIABILITIES, NET                                   0.34                                                   1,373,940
                                                                   ------                                            ---------------
TOTAL NET ASSETS                                                   100.00%                                           $   406,263,163
                                                                   ------                                            ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

GROWTH BALANCED FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 96.65%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                     $    52,108,395
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                           31,023,751
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                               7,399,303
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                                51,508,431
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                 51,922,426
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                       154,479,691
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                     32,386,567
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                           23,107,386
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                         23,154,190
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                          23,199,833
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                          23,254,182
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                       15,420,235
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                        109,260,949
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                        228,265,509
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                              21,174,370
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                         13,714,524
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                           2,102,537
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                    19,034,010
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                            65,286,327
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,137,603,464)                                                  947,802,616
                                                                                                                     ---------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
SHORT-TERM INVESTMENTS: 2.14%
US TREASURY BILLS: 2.14%
$   365,000  US TREASURY BILL###                                                            0.23%       06/04/2009           364,839
    300,000  US TREASURY BILL###                                                            0.28        02/05/2009           299,994
  1,985,000  US TREASURY BILL###                                                            0.40        05/07/2009         1,984,593
  1,005,000  US TREASURY BILL###                                                            0.80        02/05/2009         1,004,981
  4,240,000  US TREASURY BILL###                                                            0.97        05/07/2009         4,239,131
     35,000  US TREASURY BILL###                                                            1.76        02/05/2009            34,999
 13,050,000  US TREASURY BILL###                                                            1.89        02/05/2009        13,049,752
                                                                                                                          20,978,289
                                                                                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,938,809)                                                                           20,978,289
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,158,542,273)                                               98.79%                                        $   968,780,905
OTHER ASSETS AND LIABILITIES, NET                                       1.21                                              11,818,275
                                                                      ------                                         ---------------
TOTAL NET ASSETS                                                      100.00%                                        $   980,599,180
                                                                      ------                                         ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

MODERATE BALANCED FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.54%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                     $    11,166,109
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                            6,670,668
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                               1,583,888
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                                11,115,469
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                 11,234,465
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                        33,421,802
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                     14,413,311
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                            5,017,186
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                          4,993,726
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                           5,027,904
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                           5,038,363
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                        3,330,339
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                         23,358,818
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                        101,676,126
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                               4,546,076
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                          2,947,401
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                             455,037
        N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                                48,536,529
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                     4,063,209
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                            29,055,023
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $379,470,813)                                                    327,651,449
                                                                                                                     ---------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
---------                                                                              -------------  -------------
SHORT-TERM INVESTMENTS: 1.46%
US TREASURY BILLS: 1.46%
$    65,000  US TREASURY BILL###                                                            0.28%       02/05/2009            64,999
    540,000  US TREASURY BILL###                                                            0.80        02/05/2009           539,990
  2,725,000  US TREASURY BILL###                                                            1.89        02/05/2009         2,724,948
  1,455,000  US TREASURY BILL###                                                            0.97        05/07/2009         1,454,702
    130,000  US TREASURY BILL###                                                            0.23        06/04/2009           129,943
                                                                                                                           4,914,582
                                                                                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,905,541)                                                                             4,914,582
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $384,376,354)                                                  99.00%                                       $   332,566,031
OTHER ASSETS AND LIABILITIES, NET                                        1.00                                              3,365,578
                                                                       ------                                        ---------------
TOTAL NET ASSETS                                                       100.00%                                       $   335,931,609
                                                                       ------                                        ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ASSET ALLOCATION

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                                TOTAL FAIR VALUE AS
ALLOCATION FUNDS                  LEVEL 1         LEVEL 2          LEVEL 3          OF 12/31/08
----------------               ------------   --------------   -------------   ---------------------
Aggressive Allocation Fund     $142,700,256    $  3,294,586     $        0          $ 145,994,842
Asset Allocation Fund           480,222,577     502,764,405      9,055,426            992,042,408
Conservative Allocation Fund    401,899,463       2,989,760              0            404,889,223
Growth Balanced Fund            947,802,616      20,978,289              0            968,780,905
Moderate Balanced Fund          327,651,449       4,914,582              0           (332,566,031)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                  TOTAL UNREALIZED
                                                                                   APPRECIATION/
ALLOCATION FUNDS                  LEVEL 1         LEVEL 2         LEVEL 3         (DEPRECIATION)
----------------               ------------   --------------   -------------   ---------------------
Aggressive Allocation Fund     $ (1,852,393)        $0              $0              $ (1,852,393)
Asset Allocation Fund           (14,524,443)         0               0               (14,524,443)
Conservative Allocation Fund     (1,789,879)         0               0                (1,789,879)
Growth Balanced Fund            (11,886,571)         0               0               (11,886,571)
Moderate Balanced Fund           (2,859,278)         0               0                (2,859,278)

*    Other financial instruments include: futures, options, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

ALLOCATION FUNDS                                                               ASSET ALLOCATION FUND
----------------                                                               ---------------------
Balance as of 09/30/2008                                                            $ 32,191,612
   Accrued discounts (premiums)                                                                0
   Realized gain (loss)                                                                        0
   Unrealized appreciation (depreciation)                                             (1,949,808)
   Net purchases (sales)                                                             (21,186,378)
   Transfer in (out) of Level 3                                                                0
Balance as of 12/31/2008                                                            $  9,055,426

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

C&B LARGE CAP VALUE FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                        341,417,034
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $491,215,560)                                                   341,417,034
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $491,215,560)                                                                       100.05%                    $  341,417,034
OTHER ASSETS AND LIABILITIES, NET                                                          (0.05)                          (186,804)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  341,230,230
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

DIVERSIFIED EQUITY FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.08%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                         50,248,088
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                          29,785,525
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                              7,072,456
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                               49,310,299
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                49,786,640
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                      148,103,165
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                          22,597,692
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        22,601,886
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                         22,647,612
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                         22,614,908
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                      14,806,967
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       104,219,374
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                             20,411,187
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                        13,089,770
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          2,050,593
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                   18,290,235
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $723,976,488)                                                   597,636,397
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $723,976,488)                                                                       100.08%                    $  597,636,397
OTHER ASSETS AND LIABILITIES, NET                                                          (0.08)                          (493,903)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  597,142,494
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                             47,922,516
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            137,669,469
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                        89,259,549
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         14,006,091
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  123,558,791
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $574,152,008)                                                   412,416,416
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $574,152,008)                                                                       100.00%                    $  412,416,416
OTHER ASSETS AND LIABILITIES, NET                                                           0.00                             (1,752)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  412,414,664
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.38%
        N/A  EMERGING GROWTH PORTFOLIO                                                                                    2,617,290
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $3,070,781)                                                       2,617,290
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,070,781)                                                                          98.38%                    $    2,617,290
OTHER ASSETS AND LIABILITIES, NET                                                           1.62                             43,120
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $    2,660,410
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EQUITY INCOME FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.16%
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                              134,097,646
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $418,063,436)                                                   134,097,646
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $418,063,436)                                                                       100.16%                    $  134,097,646
OTHER ASSETS AND LIABILITIES, NET                                                          (0.16)                          (211,173)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  133,886,473
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.90%
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                               208,027,975
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $258,079,296)                                                   208,027,975
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $258,079,296)                                                                        99.90%                    $  208,027,975
OTHER ASSETS AND LIABILITIES, NET                                                           0.10                            204,584
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  208,232,559
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

GROWTH EQUITY FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                           6,131,363
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                              5,156,612
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                           9,427,604
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                         9,481,247
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                          9,450,442
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                          9,432,233
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                        37,085,592
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                             14,834,063
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                         9,532,230
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          1,441,495
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                   13,263,772
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $153,852,351)                                                   125,236,653
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,852,351)                                                                       100.05%                    $  125,236,653
OTHER ASSETS AND LIABILITIES, NET                                                          (0.05)                           (58,700)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  125,177,953
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.81%
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        189,050,845
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $322,428,162)                                                   189,050,845
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $322,428,162)                                                                        99.81%                    $  189,050,845
OTHER ASSETS AND LIABILITIES, NET                                                           0.19                            364,296
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  189,415,141
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.90%
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                      60,437,544
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $75,499,578)                                                     60,437,544
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $75,499,578)                                                                         99.90%                    $   60,437,544
OTHER ASSETS AND LIABILITIES, NET                                                           0.10                             60,203
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $   60,497,747
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

LARGE COMPANY GROWTH FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.11%
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       643,865,043
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $816,901,544)                                                   643,865,043
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $816,901,544)                                                                       100.11%                    $  643,865,043
OTHER ASSETS AND LIABILITIES, NET                                                          (0.11)                          (676,048)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  643,188,995
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       204,169,421
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $304,215,662)                                                   204,169,421
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $304,215,662)                                                                        99.99%                    $  204,169,421
OTHER ASSETS AND LIABILITIES, NET                                                           0.01                             26,700
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  204,196,121
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        192,162,001
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $293,339,849)                                                   192,162,001
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $293,339,849)                                                                       100.10%                    $  192,162,001
OTHER ASSETS AND LIABILITIES, NET                                                          (0.10)                          (193,426)
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $  191,968,575
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.30%
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                      454,745
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $690,041)                                                           454,745
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $690,041)                                                                            97.30%                    $      454,745
OTHER ASSETS AND LIABILITIES, NET                                                           2.70                             12,610
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $      467,355
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

EQUITY GATEWAYS (LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolio of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the Funds and its holdings, please see the funds' most recent Prospectus and Annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                    TOTAL FAIR VALUE AS
FUND                               LEVEL 1      LEVEL 2   LEVEL 3      OF 12/31/2008
----                             ------------   -------   -------   -------------------
C&B Large Cap Value Fund         $341,417,034      $0        $0       $341,417,034
Diversified Equity Fund           597,636,397       0         0        597,636,397
Diversified Small Cap Fund        412,416,416       0         0        412,416,416
Emerging Growth Fund                2,617,290       0         0          2,617,290
Equity Income Fund                134,097,646       0         0        134,097,646
Equity Value Fund                 208,027,975       0         0        208,027,975
Growth Equity Fund                125,236,653       0         0        125,236,653
International Value Fund          189,050,845       0         0        189,050,845
Large Cap Appreciation Fund        60,437,544       0         0         60,437,544
Large Company Growth Fund         643,865,043       0         0        643,865,043
Small Company Growth Fund         204,169,421       0         0        204,169,421
Small Company Value Fund          192,162,001       0         0        192,162,001
Strategic Small Cap Value Fund        454,745       0         0            454,745

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

     For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INDEX FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                               VALUE
-----------  ------------------------------------------------------------------------                                --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    1,266,345,318
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,388,040,170)                                               1,266,345,318
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,388,040,170)                                                                      99.97%                    $1,266,345,318
OTHER ASSETS AND LIABILITIES, NET                                                           0.03                            341,311
                                                                                          ------                     --------------
TOTAL NET ASSETS                                                                          100.00%                    $1,266,686,629
                                                                                          ------                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INDEX FUNDS (EQUITY GATEWAY - NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent Prospectus and Annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios.

FAIR VALUATION MEASUREMENTS

     The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in securities:

                                                    TOTAL FAIR
                                                    VALUE AS OF
FUND              LEVEL 1     LEVEL 2   LEVEL 3     12/31/2008
----------   --------------   -------   -------   --------------
Index Fund   $1,266,345,318      $0       $0      $1,266,345,318

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.


ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Strategic Small Cap Value Fund and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 20, 2009

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Strategic Small Cap Value Fund and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 20, 2009


/s/ Stephen W. Leonhardt


Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                        Wells Fargo Funds Trust


                                                        By: /s/ Karla M. Rabusch




                                                            Karla M. Rabusch
                                                            President




Date: February 20, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                    Wells Fargo Funds Trust



                                                    By: /s/ Karla M. Rabusch



                                                           Karla M. Rabusch
                                                           President



                                                    By: /s/ Stephen W. Leonhardt



                                                            Stephen W. Leonhardt
                                                            Treasurer

Date: February 20, 2009